     As filed with the Securities and Exchange Commission on August 12, 2003
                                                File No. 333-45431/811-08629

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         [ X ]

         Pre-Effective Amendment No.                            [   ]
                                     -------

         Post-Effective Amendment No.   25                      [ X ]
                                     -------

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [ X ]

         Amendment No.   23                                     [ X ]
                      -------

                           HARTFORD SERIES FUND, INC.
               (Exact Name of Registrant as Specified in Charter)

                 P. O. Box 2999, Hartford, Connecticut 06104-2999
                    (Address of Principal Executive Offices)

       Registrant's Telephone Number including Area Code: (860) 297-6443

                             Kevin J. Carr, Esquire
                   The Hartford Financial Services Group, Inc.
                               Investment Law Unit
                              55 Farmington Avenue
                           Hartford, Connecticut 06105
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

              immediately upon filing pursuant to paragraph (b) of Rule 485
      -----

              on _____ pursuant to paragraph (b) of Rule 485
      -----

              60 days after filing pursuant to paragraph (a)(1) of Rule 485
      -----

              on _____ pursuant to paragraph (a)(1) of Rule 485
      -----

        X     75 days after filing pursuant to paragraph (a)(2) of Rule 485
      -----

              on _____ pursuant to paragraph (a)(2) of Rule 485
      -----

This post-effective amendment contains the prospectuses and statement of additional information relating to Hartford Equity Income HLS Fund, a new series of the registrant established by the Directors of the registrant at a meeting held on May 13, 2003 (the "Fund"). The post-effective amendment contains two prospectuses (one applicable to Class IA Shares and one applicable to Class IB Shares) and one statement of additional information

(applicable to Class IA and Class IB Shares) for the Fund. The registrant currently has other series of shares each registered under the Securities Act of 1933 which are offered through other prospectuses and another statement of additional information not included in this post-effective amendment. This post-effective amendment is not intended to update or amend such other prospectuses or statement of additional information.

                         HARTFORD EQUITY INCOME HLS FUND

                                 CLASS IA SHARES

                                   PROSPECTUS

                           _____________________, 2003


    AS WITH ALL MUTUAL FUNDS, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OR ACCURACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

INFORMATION CONTAINED HEREIN IS SUBJECT TO COMPLETION OR AMENDMENT. A REGISTRATION STATEMENT RELATING TO THESE SECURITIES HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION. THESE SECURITIES MAY NOT BE SOLD NOR MAY OFFERS TO BUY BE ACCEPTED PRIOR TO THE TIME THE REGISTRATION STATEMENT BECOMES EFFECTIVE. THIS PROSPECTUS SHALL NOT CONSTITUTE AN OFFER TO SELL OR THE SOLICITATION OF ANY OFFER TO BUY NOR SHALL THERE BE ANY SALE OF THESE SECURITIES IN ANY STATE IN WHICH SUCH OFFER, SOLICITATION OR SALE WOULD BE UNLAWFUL PRIOR TO REGISTRATION OR QUALIFICATION UNDER THE SECURITIES LAWS OF ANY SUCH STATE.


                         HARTFORD EQUITY INCOME HLS FUND
                         C/O INDIVIDUAL ANNUITY SERVICES
                                  P.O. BOX 5085
                             HARTFORD, CT 06102-5085

                     [THIS PAGE IS INTENTIONALLY LEFT BLANK]

CONTENTS                                                                                                       PAGE
-----------------------------------------------------------------------------------------------------------------------------
Introduction                                   Introduction

A summary of the fund's goal, principal        Hartford Equity Income HLS Fund
strategies, main risks, performance and fees.

Description of other investment                Investment strategies and investment matters
strategies and investment risks.

Investment manager and                         Management of the fund
management fee information.

Further information on the fund.               Further information on the fund
                                               Purchase and redemption of fund shares
                                               Determination of net asset value
                                               Dividends and distributions
                                               Exchange privileges
                                               Federal income taxes
                                               Brokerage commissions
                                               Variable contract owner voting rights
                                               Plan participant voting rights
                                               Performance related information
                                               Distributor, Custodian and Transfer Agent
                                               Financial highlights
                                               Privacy policy
                                               For more information                                            back cover

INTRODUCTION

The Hartford Equity Income HLS Fund (the "fund") serves as an underlying investment option for certain variable annuity and variable life insurance separate accounts of Hartford Life Insurance Company and its affiliates ("Hartford Life") and certain qualified retirement plans. The fund may also serve as an underlying investment option for certain variable annuity and variable life insurance separate accounts of other insurance companies. The fund is part of Hartford HLS Funds (the "Hartford HLS Funds"), which is a family of mutual funds. Owners of variable annuity contracts and policyholders of variable life insurance contracts may choose the fund as one of the investment options offered in the accompanying variable insurance contract prospectus. In addition, participants in certain qualified retirement plans may choose the fund as an option under their plans. The fund offers two classes of shares: Class IA shares offered in this prospectus and Class IB shares offered pursuant to another prospectus. Class IB shares are subject to distribution fees under a distribution plan adopted pursuant to Rule 12b-1 of the Investment Company Act of 1940 (the "1940 Act") and therefore have higher expenses than Class IA shares, which are not subject to Rule 12b-1 distribution fees.

The fund is an investment portfolio of Hartford Series Fund, Inc., a Maryland corporation, and is registered as an open-end management investment company. The fund is a diversified fund. Information about the fund can be found on the pages following this introduction.

The investment manager to the fund is HL Investment Advisors, LLC ("HL Advisors"). The day-to-day portfolio management of the fund is provided by Wellington Management Company, LLP ("Wellington Management"). Information regarding HL Advisors and Wellington Management is included under "Management of the Fund" in this prospectus. An affiliate of HL Advisors acts as the investment adviser to a retail mutual fund that has a name and investment objective and strategies similar to the fund. This fund does not duplicate that retail mutual fund and their performance will differ.

Mutual funds are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Because you could lose money by investing in the fund, be sure to read all risk disclosures carefully before investing.

HARTFORD EQUITY INCOME HLS FUND

INVESTMENT GOAL. The Hartford Equity Income HLS Fund seeks a high level of current income consistent with growth of capital.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 80% of its assets in equity securities. The fund invests primarily in equity securities of companies with market capitalizations above $3 billion. At the time of investment, every equity security in which the fund invests must pay a dividend or be expected to pay a dividend within the next 12 months. The fund may invest up to 20% of its total assets in the securities of foreign issuers and non-dollar securities.

The fund's investment approach is based on the fundamental analysis of companies with market capitalizations above $3 billion and estimated below average price-to-earnings ratios. Fundamental analysis involves the assessment of company-specific factors such as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends and other related measures or indicators of value. The fund uses a contrarian approach focused on longer term economic fundamentals and seeks a portfolio of securities that offer above average yields, below average valuations and the potential for dividend increases in the future. The typical purchase candidate may be characterized in one of four ways - affected by a misunderstood negative event, a beneficiary of industry consolidation, low but improving return on capital or new or incentivized management. In addition, the fund will take into consideration flows of new capital into an industry. Within this context, the fund's key securities selection criterion will be based on dividend yield, with capital appreciation as a secondary factor. Portfolio construction is driven primarily by security selection.


MAIN RISKS. As with most equity funds, the value of your investment in the fund may go down in response to overall stock market movements and trends. You could lose money as a result of your investment. The fund's focus on companies with market capitalizations above $3 billion significantly influences its performance. Stocks of companies with such market capitalizations as a group can fall out of favor with the market causing the fund to perform more poorly than funds that focus on smaller capitalization stocks.

Following a value orientation towards selecting securities entails special risks, particularly when used as part of a "contrarian" approach to evaluating issuers. Overlooked or otherwise undervalued securities entail a risk of never attaining their potential value.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax law changes to governmental collapse.

Wellington Management's investment strategy will significantly influence the fund's performance. If Wellington Management's strategy for selecting individual securities does not produce the desired results, the fund could underperform its peers or lose money.


PAST PERFORMANCE. Because the fund has been in operation for less than one full calendar year, no performance history has been provided.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.

SHAREHOLDER FEES                                                CLASS IA
(fees paid directly from your investment)
Maximum sales charge (load) as a percentage of offering price   Not applicable
Maximum deferred sales charge (load)                            Not applicable

Exchange fees                                                   None

ANNUAL OPERATING EXPENSES
(expenses that are deducted from the fund's assets)
Management fees                                                 0.83%%
Distribution and service (12b-1) fees                           None
Other expenses (1)                                              0.15%
Total operating expenses                                        0.98%

(1) Estimated.

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares you would have the same expenses whether or not you redeemed your shares. The example does not take into account fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES                                                       CLASS IA
(with or without redemption)
Year 1                                                          $  99
Year 3                                                          $ 311

SUB-ADVISER

Wellington Management

PORTFOLIO MANAGEMENT

The fund is managed by Wellington Management using a team of analysts led by John R. Ryan that specialize in value oriented investing.

John R. Ryan

    -   Senior Vice President and Managing Partner of Wellington Management

    -   Led the team since the fund's inception (_________________, 2003)

    -   Joined Wellington Management in 1981

    -   Investment professional since 1981

INVESTMENT STRATEGIES AND INVESTMENT MATTERS

INVESTMENT RISKS GENERALLY

There is no assurance that the fund will achieve its investment goal (investment objective), and investors should not consider any one fund alone to be a complete investment program. As with all mutual funds, there is a risk that an investor could lose money by investing in the fund.

The different types of securities, investments, and investment techniques used by the fund all have attendant risks of varying degrees. For example, with respect to equity securities, in which the fund may invest as part of its principal investment strategy, there can be no assurance of capital appreciation and an investment in any stock is subject to, among other risks, the risk that the stock market as a whole may decline, thereby depressing the stock's price (market risk), or the risk that the price of a particular issuer's stock may decline due to its financial results (financial risk). With respect to debt securities, in which the fund may invest, but not as part of its principal investment strategy, there exists, among other risks, the risk that the issuer of a security may not be able to meet its obligations on interest or principal payments at the time required by the instrument (credit risk, a type of financial risk). In addition, the value of debt instruments and other income-bearing securities generally rises and falls inversely with prevailing current interest rates (interest rate risk, a type of market risk). As described below, an investment in the fund entails special additional risks.

USE OF MONEY MARKET INVESTMENTS FOR TEMPORARY DEFENSIVE PURPOSES

From time to time, as part of its principal investment strategy, the fund may invest some or all of its assets in high quality money market securities for temporary defensive purposes in response to adverse market, economic or political conditions. To the extent the fund is in a defensive position, the fund may lose the benefit of upswings and limit its ability to meet its investment objective.

USE OF OPTIONS, FUTURES AND OTHER DERIVATIVES

Although not a principal investment strategy, the fund may purchase and sell options, enter into futures contracts and/or utilize other derivative contracts and securities with respect to stocks, bonds, groups of securities (such as financial indices), foreign currencies or interest rates. These techniques, which are incidental to the fund's primary strategy, permit the fund to gain exposure to a particular security, group of securities, interest rate or index, and thereby have the potential for the fund to earn returns that are similar to those which would be earned by direct investments in those securities or instruments.

These techniques are also used to manage risk by hedging the fund's portfolio investments. Hedging techniques may not always be available to the fund, and it may not always be feasible for the fund to use hedging techniques even when they are available.

Derivatives have risks, however. If the issuer of the derivative instrument does not pay the amount due, the fund could lose money on the instrument. In addition, the underlying security or investment on which the derivative is based, or the derivative itself, may not perform the way the manager expected. As a result, the use of these techniques may result in losses to the fund or increase volatility in the fund's performance. Some derivatives are sophisticated instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. Derivative securities are subject to market risk, which could be significant for those that have a leveraging effect.

FOREIGN INVESTMENTS

The fund may invest in securities of foreign issuers and non-dollar securities as part of its principal investment strategy.

Investments in the securities of foreign issuers or investments in non-dollar securities involve significant risks that are not typically associated with investing in U.S. dollar-denominated securities or securities of domestic issuers. Such investments may be affected by changes in currency rates, changes in foreign or U.S. laws or restrictions applicable to such investments and in exchange control regulations. Some foreign stock markets (and other securities markets) may have substantially less volume than, for example, the New York Stock Exchange (or other domestic markets) and securities of some foreign issuers may be less liquid than securities of comparable domestic issuers. Commissions and dealer mark-ups on transactions in foreign investments may be higher than for similar transactions in the United States. In addition, clearance and settlement procedures may be different in foreign countries and, in certain markets, on certain occasions, such procedures have been unable to keep pace with the volume of securities transactions, thus making it difficult to execute such transactions. The inability of the fund to make intended investments due to settlement problems could cause it to miss attractive investment opportunities. Inability to dispose of portfolio securities or other investments due to settlement problems could result either in losses to the fund due to subsequent declines in value of the portfolio investment or, if the fund has entered into a contract to sell the investment, could result in possible liability to the purchaser.

Foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic companies, and there may be less publicly available information about a foreign issuer than about a domestic one. In addition, there is generally less government regulation of stock exchanges, brokers, and listed and unlisted issuers in foreign countries than in the United States.

Furthermore, with respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, imposition of withholding taxes on dividend or interest payments, limitations on the removal of cash or other assets of a fund, or political or social instability or diplomatic developments which could affect investments in those countries. Individual foreign economies also may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

INVESTMENTS IN EMERGING MARKETS

The fund may invest in emerging markets, but not as a principal investment strategy.

The securities markets of Asian, Latin American, Eastern European, African and other emerging countries are less liquid, are especially subject to greater price volatility, have smaller market capitalizations, have less government regulation and are not subject to as extensive and frequent accounting, financial and other reporting requirements as the securities markets of more developed countries. Further, investment in equity securities of issuers located in Russia and certain other emerging countries involves risk of loss resulting from problems in share registration and custody and substantial economic and political disruptions. These risks are not normally associated with investments in more developed countries.

SMALL CAPITALIZATION COMPANIES

The fund may invest in securities of small capitalization companies, but not as a principal investment strategy.

Historically, small market capitalization stocks and stocks of recently organized companies have been more volatile in price than the larger market capitalization stocks often included in the S&P 500 Index. As a result, investing in the securities of such companies involves greater risk and the possibility of greater portfolio price volatility. Among the reasons for the greater price volatility of these small company and unseasoned stocks are the less certain growth prospects of smaller firms and the lower degree of liquidity in the markets for such stocks. Small company stocks are frequently thinly traded and may have to be sold at a discount from current market prices or sold in small lots over an extended period of time. Small companies also often have limited product lines, markets or financial resources; may depend on or use a few key personnel for management; and may be susceptible to losses and risks of bankruptcy. The transaction costs associated with small company stocks are often higher than those of larger capitalization companies.

ABOUT THE FUND'S INVESTMENT GOAL

The fund's investment goal (or objective) may be changed without approval of the shareholders of the fund. The fund may not be able to achieve its goal.

CONSEQUENCES OF PORTFOLIO TRADING PRACTICES

The fund may, at times, engage in short-term trading. Short-term trading could produce higher brokerage expenses and transaction costs for the fund and therefore could adversely affect the fund's performance. The fund is not managed to achieve a particular tax result for shareholders. Shareholders should consult their own tax adviser for individual tax advice.

TERMS USED IN THIS PROSPECTUS

EQUITY SECURITIES: Equity securities include common stock, preferred stock, securities convertible into common or preferred stock and warrants or rights to acquire common stock, including options.

FOREIGN ISSUERS: Foreign issuers include (1) companies organized outside the United States; (2) foreign governments and agencies or instrumentalities of foreign governments; and (3) issuers whose economic fortunes and risks are primarily linked with markets outside the United States. Certain companies organized outside the United States may not be deemed to be foreign issuers if the issuer's economic fortunes and risks are primarily linked with U.S. markets.

NON-DOLLAR SECURITIES: Securities denominated or quoted in foreign currency or paying income in foreign currency.

INVESTMENT POLICIES

The fund has a name which suggests a focus on a particular type of investment. In accordance with Rule 35d-1 under the 1940 Act, the fund has adopted a policy that it will, under normal circumstances, invest at least 80% of the value of its assets in investments of the type suggested by its name. For purposes of this policy, "assets" means net assets plus the amount of any borrowings for investment purposes. In addition, in appropriate circumstances, synthetic investments may be included in the 80% basket if they have economic characteristics similar to the other investments included in the basket. The fund's policy to invest at least 80% of its assets in such a manner is not a "fundamental" one, which means that it may be changed without the vote of a majority of the fund's outstanding shares as defined in the 1940 Act. The name of the fund may be changed at any time by a vote of the fund's Board of Directors. However, Rule 35d-1 also requires that shareholders be given written notice at least 60 days prior to any change by the fund of its 80% investment policy covered by Rule 35d-1.

ADDITIONAL INVESTMENT STRATEGIES AND RISKS

The fund may invest in various securities and engage in various investment techniques that are not the principal focus of the fund and therefore are not described in this prospectus. These securities and techniques, together with their risks, are discussed in the fund's Statement of Additional Information ("SAI") which may be obtained free of charge by contacting the fund (see back cover for address and phone number).

MANAGEMENT OF THE FUND

THE INVESTMENT MANAGER

HL Investment Advisors, LLC ("HL Advisors") is the investment manager to the fund. As investment manager, HL Advisors is responsible for supervising the activities of the investment sub-adviser described below. In addition, Hartford Life provides administrative services to the fund. HL Advisors and Hartford Life are wholly-owned indirect subsidiaries of The Hartford Financial Services Group, Inc. ("The Hartford"), a Connecticut financial services company with over $_____ billion in assets as of ____________________, 2003. HL Advisors had over $_____ billion in assets under management as of ____________, 2003. HL Advisors is principally located at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

THE INVESTMENT SUB-ADVISER

Wellington Management Company, LLP is the investment sub-adviser to the fund.

Wellington Management, a Massachusetts limited liability partnership, is a professional investment counseling firm that provides services to investment companies, employee benefit plans, endowments, foundations and other institutions and individuals. Wellington Management and its predecessor organizations have provided investment advisory services since 1928. As of __________________, 2003 Wellington Management had investment management authority over approximately $______ billion in assets. Wellington Management is principally located at 75 State Street, Boston, Massachusetts 02109.

MANAGEMENT FEES

The fund pays a monthly management fee to HL Advisors and an administration fee to Hartford Life (these management and administration fees are aggregated for the purposes of presentation in the table below). These fees are based on a stated percentage of the fund's average daily net asset value as follows:

EQUITY INCOME HLS FUND

NET ASSET VALUE                         ANNUAL RATE
----------------                        -----------
First $250,000,000                      0.825%
Next $250,000,000                       0.775%
Next $500,000,000                       0.725%
Amount Over $1 Billion                  0.675%

Because the fund did not commence operations until _____________________, 2003, information is not available regarding fees paid by the fund to HL Advisors and Hartford Life.

FURTHER INFORMATION ON THE FUND

PURCHASE AND REDEMPTION OF FUND SHARES

The fund offers each class of its shares to variable annuity and variable life insurance separate accounts of Hartford Life (the "Accounts") as investment options for certain variable annuity contracts and variable life insurance contracts ("variable contracts") issued through the Accounts. The fund also offers each class of its shares to certain qualified retirement plans (the "Plans"). The fund may also serve as an underlying investment option for certain variable annuity and variable life insurance separate accounts of other insurance companies.

The fund offers two different classes of shares -- Class IA and Class IB. Class IA shares are offered by this prospectus. Class IB shares are offered by a separate prospectus. Both classes of shares represent an investment in the fund but are subject to different expenses and have different prices and performance.

Most of the Accounts are registered with the SEC as investment companies. When shares of the fund are offered as an investment option for variable contracts issued through such an Account, a separate prospectus describing the particular Account and contract will accompany this prospectus. When shares of the fund are offered as an investment option for variable contracts issued through an Account that is not so registered, a separate disclosure document (rather than a prospectus) describing that Account and contract will accompany this prospectus.

Shares of the fund are sold by Hartford Securities Distribution Company, Inc. (the "Distributor") in a continuous offering to the Accounts and the Plans. Net purchase payments under the variable contracts are placed in one or more subaccounts of the Accounts and the assets of each subaccount are invested in the shares of the fund corresponding to that subaccount. The Accounts and the Plans purchase and redeem Class IA shares of the funds at net asset value without sales or redemption charges.

For each day on which the fund's net asset value is calculated, the Accounts transmit to the fund any orders to purchase or redeem shares of the fund based on the net purchase payments, redemption (surrender or withdrawal) requests, and transfer requests from variable contract owners, annuitants and beneficiaries that have been processed by Hartford Life as of that day. Similarly, the Plans transmit to the fund any orders to purchase or redeem shares of the fund based on the instructions of Plan trustees or participants. The Accounts and Plans purchase and redeem shares of the fund at the next net asset value per share to be calculated after the related orders are received, although such purchases and redemptions may be executed the next morning. Payment for shares redeemed is made within seven days after receipt of notice of redemption, except that payments of redemptions may be postponed beyond seven days when permitted by applicable laws and regulations.

A potential for certain conflicts exists between the interests of variable annuity contract owners and variable life insurance contract owners invested in the fund. Likewise, a potential for certain conflicts exists between the interests of owners of variable contracts and those of participants in a Plan that invests in the fund. To the extent that such classes of investors are invested in the fund when a conflict of interest arises that might involve the fund, one or more of such classes of investors could be disadvantaged. The fund currently does not foresee any such conflict or disadvantage to owners of variable contracts or Plan participants. Nonetheless, the fund's Board of Directors will monitor the fund for the existence of any irreconcilable material conflicts among or between the interests of various classes of investors. If such a conflict affecting owners of variable contracts is determined to exist, Hartford Life will, to the extent reasonably practicable, take such action as is necessary to remedy or eliminate the conflict. If such a conflict were to occur, one or more Accounts may be required to withdraw its investment in the fund or substitute shares of another fund for the fund. This, in turn, could cause the fund to sell portfolio securities at a disadvantageous price.

DETERMINATION OF NET ASSET VALUE

The net asset value per share is determined for the fund as of the close of regular trading on the New York Stock Exchange ("NYSE") (typically 4:00 p.m. Eastern Time) on each business day that the NYSE is open. The net asset value is determined by dividing the value of the fund's net assets attributable to a class of shares by the number of shares outstanding for that class. The fund uses market prices in valuing portfolio securities, but may use fair value estimates, as determined by HL Advisors under the direction of the Board of Directors, if reliable market prices are not available. Fair value pricing may be used by the fund when current market values are unavailable or when an event occurs after the close of the exchange on which the fund's portfolio securities are principally traded that is likely to have changed the value of the securities. The use of fair value pricing by the fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated using current market values. Securities of foreign issuers and non-dollar securities are valued on the basis of quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. Debt securities (other than short-term obligations) held by the fund are valued on the basis of valuations furnished by an unaffiliated pricing service which determines valuations for normal institutional size trading units of debt securities. Short-term investments with a maturity of more than 60 days when purchased are valued based on market quotations until the remaining days to maturity become less than 61 days. Investments of the fund that will mature in 60 days or less, are valued at amortized cost, which approximates market value.

The fund may invest in securities primarily traded in foreign securities markets. Foreign securities markets may trade on days when the fund does not compute its net asset value or may close (generating closing prices) at times before or after the NYSE. Consequently, the net asset value of the fund and the value of its shares may change on days, or at times, when an investor cannot redeem the fund's shares.

DIVIDENDS AND DISTRIBUTIONS

Dividends and distributions may be declared by the fund's Board of Directors from time to time. The current policy for the fund is to pay dividends from net investment income and to make distributions of realized capital gains, if any, at least once each year.

Such dividends and distributions are automatically invested in additional full or fractional shares monthly on the last business day of each month at the per share net asset value on that date.

EXCHANGE PRIVILEGES

The fund is intended to be a long-term investment vehicle and is not designed to provide investors with a means of speculating on short-term market movements. Investors who engage in excessive account activity generate additional costs which are borne by all of the fund's shareholders. In order to minimize such costs, the fund reserves the right to reject any purchase request that is reasonably deemed to be disruptive to efficient portfolio management, either because of the timing of the investment or previous excessive trading by a variable contract owner or by brokers controlling the accounts of a group of variable contract owners.

FEDERAL INCOME TAXES

For federal income tax purposes, the fund is treated as a separate taxpayer. The fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code, as amended. By so qualifying, the fund generally is not subject to federal income tax to the extent that its net investment income and net realized capital gains are distributed to the Accounts or Plans. Further, the fund intends to meet certain diversification requirements applicable to mutual funds underlying variable contracts.

Under current law, Plan participants and owners of variable contracts which have invested in the fund are not subject to federal income tax on fund earnings and distributions or on gains realized upon the sale or redemption of fund shares until such amounts are withdrawn from the plan or contracts. For information concerning the federal tax consequences to the purchasers of the variable contracts, see the prospectus or other disclosure document for such contract.

For more information about the tax status of the fund, see "Taxes" in the SAI.

BROKERAGE COMMISSIONS

Although the rules of the National Association of Securities Dealers, Inc. prohibit its members from seeking orders for the execution of investment company portfolio transactions on the basis of their sales of investment company shares, under such rules, sales of investment company shares may be considered in selecting brokers to effect portfolio transactions. Accordingly, some portfolio transactions are, subject to such rules and to obtaining best prices and executions, effected through dealers who sell shares of funds in the fund complex.

VARIABLE CONTRACT OWNER VOTING RIGHTS

With regard to fund matters for which the 1940 Act requires a shareholder vote, shares held by the Accounts are generally voted in accordance with instructions received from the owners of variable contracts (or annuitants or beneficiaries thereunder) having a voting interest in that Account. Each share has one vote. With respect to a fund that is an investment portfolio of Hartford Series Fund, Inc., votes are counted on an aggregate basis for such corporate entity except as to matters where the interests of funds differ (such as approval of an investment management agreement or a change in a fund's fundamental investment policies). In such cases, the voting is on a fund-by-fund basis. Matters that affect only one class of shares of the fund (such as approval of a plan of distribution) are voted on separately for that class by the holders of shares of that class. Fractional shares are counted. Shares held by an Account for which no instructions are received are generally voted for or against, or in abstention, with respect to any proposals in the same proportion as the shares for which instructions are received.

PLAN PARTICIPANT VOTING RIGHTS

With regard to fund matters for which the 1940 Act requires a shareholder vote, Plan trustees generally vote fund shares held by their Plans either in their own discretion or in accordance with instructions from Plan participants.

PERFORMANCE RELATED INFORMATION

The fund may advertise performance related information. Performance information about the fund is based on the fund's past performance only and is no indication of future performance.

The fund may include its total return in advertisements or other sales material. When the fund advertises its total return, it will usually be calculated for one year, five years, and ten years or some other relevant period if the fund has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the fund at the beginning of the relevant period to the value of the investment at the end of the period (assuming immediate reinvestment of any dividends or capital gains distributions).

The fund is offered exclusively through variable insurance products and to certain qualified retirement plans. Performance information presented for the fund should not be compared directly with performance information of other insurance products or retirement plans without taking into account charges and expenses payable with respect to these insurance products or retirement plans. Such charges and expenses are not reflected in the fund's performance information and will reduce an investor's return under the insurance products or retirement plans.

DISTRIBUTOR, CUSTODIAN AND TRANSFER AGENT

Hartford Securities Distribution Company, Inc., 200 Hopmeadow Street, Simsbury, CT 06089, serves as distributor to the fund.

State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, serves as custodian of the fund's assets.

Hartford Investor Services Company, LLC, 200 Hopmeadow Street, Simsbury, CT 06089, serves as Transfer and Dividend Disbursing Agent for the fund.

FINANCIAL HIGHLIGHTS

Because the fund did not commence operations until _____________________, 2003, no financial information is available for the fund.

   PRIVACY POLICY AND PRACTICES OF THE HARTFORD FINANCIAL SERVICES GROUP, INC.
                               AND ITS AFFILIATES
                        (herein called "we, our, and us")

           THIS PRIVACY POLICY APPLIES TO OUR UNITED STATES OPERATIONS

We value your trust.  We are committed to the responsible:
a)  management;
b)  use; and
c)  protection;
of PERSONAL INFORMATION.

This notice describes how we collect, disclose, and protect PERSONAL
INFORMATION.

We collect PERSONAL INFORMATION to:
a)  service your TRANSACTIONS with us; and
b)  support our business functions.

We may obtain PERSONAL INFORMATION from:
a)  YOU;
b)  your TRANSACTIONS with us; and
c)  third parties such as a consumer-reporting agency.

Based on the type of product or service YOU apply for or get from us, PERSONAL INFORMATION such as:
a)  your name;
b)  your address;
c)  your income;
d)  your payment; or
e)  your credit history;
may be gathered from sources such as applications, TRANSACTIONS, and consumer reports.

To serve YOU and service our business, we may share certain PERSONAL INFORMATION. We will share PERSONAL INFORMATION, only as allowed by law, with affiliates such as:
a)  our insurance companies;
b)  our employee agents;
c)  our brokerage firms; and
d)  our administrators.

As allowed by law, we may share PERSONAL FINANCIAL INFORMATION with our affiliates to:
a)  market our products; or
b)  market our services;
to YOU without providing YOU with an option to prevent these disclosures.

We may also share PERSONAL INFORMATION, only as allowed by law, with unaffiliated third parties including:
a)  independent agents;
b)  brokerage firms;
c)  insurance companies;
d)  administrators; and
e)  service providers;
who help us serve YOU and service our business.

When allowed by law, we may share certain PERSONAL FINANCIAL INFORMATION with other unaffiliated third parties who assist us by performing services or functions such as:
a)  taking surveys;
b)  marketing our products or services; or
c) offering financial products or services under a joint agreement between us and one or more financial institutions.

We will not sell or share your PERSONAL FINANCIAL INFORMATION with anyone for purposes unrelated to our business functions without offering YOU the opportunity to:
a)  "opt-out;" or
b)  "opt-in;"
as required by law.

We only disclose PERSONAL HEALTH INFORMATION with:
a)  your proper written authorization; or
b)  as otherwise allowed or required by law.

Our employees have access to PERSONAL INFORMATION in the course of doing their jobs, such as:
a)  underwriting policies;
b)  paying claims;
c)  developing new products; or
d)  advising customers of our products and services.

We use manual and electronic security procedures to maintain:
a)  the confidentiality; and
b)  the integrity of;
PERSONAL INFORMATION that we have. We use these procedures to guard against unauthorized access.

Some techniques we use to protect PERSONAL INFORMATION include:
a)  secured files;
b)  user authentication;
c)  encryption;
d)  firewall technology; and
e)  the use of detection software.

We are responsible for and must:
a)  identify information to be protected;
b)  provide an adequate level of protection for that data;
c) grant access to protected data only to those people who must use it in the performance of their job-related duties.

Employees who violate our Privacy Policy will be subject to discipline, which may include ending their employment with us.

At the start of our business relationship, we will give YOU a copy of our current Privacy Policy.

We will also give YOU a copy of our current Privacy Policy once a year if YOU maintain a continuing business relationship with us.

We will continue to follow our Privacy Policy regarding PERSONAL INFORMATION even when a business relationship no longer exists between us.

AS USED IN THIS PRIVACY NOTICE:

APPLICATION means your request for our product or service.

PERSONAL FINANCIAL INFORMATION means financial information such as:
a)  credit history;
b)  income;
c)  financial benefits; or
d)  policy or claim information.

PERSONAL HEALTH INFORMATION means health information such as:
a)  your medical records; or
b)  information about your illness, disability or injury.

PERSONAL INFORMATION means information that identifies YOU personally and is not otherwise available to the public. It includes:
a)  PERSONAL FINANCIAL INFORMATION; and
b)  PERSONAL HEALTH INFORMATION.

TRANSACTION means your business dealings with us, such as:
a)  your APPLICATION;
b)  your request for us to pay a claim; and
c)  your request for us to take an action on your account.

YOU means an individual who has given us PERSONAL INFORMATION in conjunction with:
a)  asking about;
b)  applying for; or
c)  obtaining;
a financial product or service from us if the product or service is used mainly for personal, family, or household purposes.

This Privacy Policy is being provided on behalf of the following affiliates of The Hartford Financial Services Group, Inc.:

American Maturity Life Insurance Company; Capstone Risk Management, LLC; First State Insurance Company; Hart Life Insurance Company; Hartford Accident & Indemnity Company; Hartford Administrative Services Company; Hartford Casualty Insurance Company; Hartford Equity Sales Company, Inc.; Hartford Fire Insurance Company; Hartford HLS Series Fund II, Inc.; Hartford Insurance Company of Illinois; Hartford Insurance Company of the Midwest; Hartford Insurance Company of the Southeast; Hartford International Life Reassurance Corporation; Hartford Investment Financial Services, LLC; Hartford Investment Management Company; Hartford Life & Accident Insurance Company; Hartford Life and Annuity Insurance Company; Hartford Life Insurance Company; Hartford Lloyd's Insurance Company; Hartford Securities Distribution Company, Inc.; Hartford Series Fund, Inc.; Hartford Specialty Company; Hartford Underwriters Insurance Company; Hartford-Comprehensive Employee Benefit Service Company; International Corporate Marketing Group, LLC; New England Insurance Company; Nutmeg Insurance Agency, Inc.; Nutmeg Insurance Company; Nutmeg Life Insurance Company; Omni General Agency, Inc.; Omni Indemnity Company; Omni Insurance Company; P2P Link, LLC; Pacific Insurance Company, Limited; Planco Financial Services, Inc.; Property and Casualty Insurance Company of Hartford; Sentinel Insurance Company, Ltd.; Servus Life Insurance Company; Specialty Risk Services, Inc.; The Hartford Income Shares Fund, Inc.; The Hartford Mutual Funds II, Inc.; The Hartford Mutual Funds, Inc.; Trumbull Insurance Company; Trumbull Services, L.L.C.; Twin City Fire Insurance Company; Woodbury Financial Services, Inc.

                     [THIS PAGE IS INTENTIONALLY LEFT BLANK]

FOR MORE INFORMATION

Two documents are available that offer further information on the fund:

ANNUAL/SEMIANNUAL REPORT TO SHAREHOLDERS

Additional information about the fund will be contained in the financial statements and portfolio holdings of the fund's annual and semiannual reports. In the fund's annual report you will also find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the last fiscal year, as well as the auditor's report. Because the fund did not commence operations until _______________, 2003, the fund has not yet delivered an annual or semi-annual report.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains more detailed information on the fund.

A current SAI has been filed with the SEC and is incorporated by reference into (which means it is legally a part of) this prospectus.

To request a free copy of the current annual/semiannual report for the fund and/or the SAI or for shareholder inquiries or other information about the fund, please contact the fund at:

BY MAIL:

Hartford HLS Funds
c/o Individual Annuity Services
P.O. Box 5085
Hartford, CT 06102-5085

BY PHONE:

1-800-862-6668

ON THE INTERNET:

http://hartfordinvestor.com

Or you may view or obtain these documents from the SEC:

IN PERSON:

at the SEC's Public Reference Room in Washington, DC

Information on the operation of the SEC's public reference room may be obtained by calling 1-202-942-8090.

BY MAIL:

Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-0102

Requests which are made by mail require the payment of a duplicating fee to the SEC to obtain a document.

ON THE INTERNET OR BY E-MAIL:

INTERNET:

www.sec.gov (on the EDGAR database on the SEC's internet site)

E-MAIL:

publicinfo@sec.gov

Requests which are made by e-mail require the payment of a duplicating fee to the SEC to obtain a document.

SEC FILE NUMBER:

Hartford Series Fund, Inc.                                    811-08629

                         HARTFORD EQUITY INCOME HLS FUND

                                 CLASS IB SHARES

                                   PROSPECTUS

                           _____________________, 2003



    AS WITH ALL MUTUAL FUNDS, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OR ACCURACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


INFORMATION CONTAINED HEREIN IS SUBJECT TO COMPLETION OR AMENDMENT. A REGISTRATION STATEMENT RELATING TO THESE SECURITIES HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION. THESE SECURITIES MAY NOT BE SOLD NOR MAY OFFERS TO BUY BE ACCEPTED PRIOR TO THE TIME THE REGISTRATION STATEMENT BECOMES EFFECTIVE. THIS PROSPECTUS SHALL NOT CONSTITUTE AN OFFER TO SELL OR THE SOLICITATION OF ANY OFFER TO BUY NOR SHALL THERE BE ANY SALE OF THESE SECURITIES IN ANY STATE IN WHICH SUCH OFFER, SOLICITATION OR SALE WOULD BE UNLAWFUL PRIOR TO REGISTRATION OR QUALIFICATION UNDER THE SECURITIES LAWS OF ANY SUCH STATE.


                         HARTFORD EQUITY INCOME HLS FUND
                         C/O INDIVIDUAL ANNUITY SERVICES
                                  P.O. BOX 5085
                             HARTFORD, CT 06102-5085

                     [THIS PAGE IS INTENTIONALLY LEFT BLANK]

CONTENTS                                                                                             PAGE
------------------------------------------------------------------------------------------------------------
Introduction                                 Introduction

A summary of the fund's goals, principal     Hartford Equity Income HLS Fund
strategies, main risks, performance and
fees.

Description of other investment              Investment strategies and investment matters
strategies and investment risks.

Investment manager and                       Management of the fund
management fee information.

Further information on the fund.             Further information on the fund
                                             Purchase and redemption of fund shares
                                             Distribution plan
                                             Determination of net asset value
                                             Dividends and distributions
                                             Exchange privileges
                                             Federal income taxes
                                             Brokerage commissions
                                             Variable contract owner voting rights
                                             Plan participant voting rights
                                             Performance related information
                                             Distributor, Custodian and Transfer Agent
                                             Financial highlights
                                             Privacy policy
                                             For more information                                 back cover

INTRODUCTION

Hartford Equity Income HLS Fund (the "fund") serves as an underlying investment option for certain variable annuity and variable life insurance separate accounts of Hartford Life Insurance Company and its affiliates ("Hartford Life") and certain qualified retirement plans. The fund may also serve as an underlying investment option for certain variable annuity and variable life insurance separate accounts of other insurance companies. The fund is part of Hartford HLS Funds (the "Hartford HLS Funds"), which is a family of mutual funds. Owners of variable annuity contracts and policyholders of variable life insurance contracts may choose the fund as one of the investment options offered in the accompanying variable insurance contract prospectus. In addition, participants in certain qualified retirement plans may choose the fund as an option under their plans. The fund offers two classes of shares: Class IB shares offered in this prospectus and Class IA shares offered pursuant to another prospectus. Class IB shares are subject to distribution fees under a distribution plan ("Distribution Plan") adopted pursuant to Rule 12b-1 of the Investment Company Act of 1940 (the "1940 Act") and therefore have higher expenses than Class IA shares, which are not subject to Rule 12b-1 distribution fees.

The fund is an investment portfolio of Hartford Series Fund, Inc., a Maryland corporation, and is registered as an open-end management investment company. The fund is a diversified fund. Information about the fund can be found on the pages following this introduction.

The investment manager to the fund is HL Investment Advisors, LLC ("HL Advisors"). The day-to-day portfolio management of the funds is provided by Wellington Management Company, LLP ("Wellington Management"). Information regarding HL Advisors and Wellington Management is included under "Management of the Fund" in this prospectus. An affiliate of HL Advisors acts as the investment adviser to a retail mutual fund that has a name and investment objective and strategies similar to the fund. This fund does not duplicate that retail mutual fund and their performance will differ.

Mutual funds are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Because you could lose money by investing in the fund, be sure to read all risk disclosures carefully before investing.

HARTFORD EQUITY INCOME HLS FUND

INVESTMENT GOAL. The Hartford Equity Income HLS Fund seeks a high level of current income consistent with growth of capital.

PRINCIPAL INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 80% of its assets in equity securities. The fund invests primarily in equity securities of companies with market capitalizations above $3 billion. At the time of investment, every equity security in which the fund invests must pay a dividend or be expected to pay a dividend within the next 12 months. The fund may invest up to 20% of its total assets in the securities of foreign issuers and non-dollar securities.

The fund's investment approach is based on the fundamental analysis of companies with market capitalizations above $3 billion and estimated below average price-to-earnings ratios. Fundamental analysis involves the assessment of company-specific factors such as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends and other related measures or indicators of value. The fund uses a contrarian approach focused on longer term economic fundamentals and seeks a portfolio of securities that offer above average yields, below average valuations and the potential for dividend increases in the future. The typical purchase candidate may be characterized in one of four ways - affected by a misunderstood negative event, a beneficiary of industry consolidation, low but improving return on capital or new or incentivized management. In addition, the fund will take into consideration flows of new capital into an industry. Within this context, the fund's key securities selection criterion will be based on dividend yield, with capital appreciation as a secondary factor. Portfolio construction is driven primarily by security selection.

MAIN RISKS. As with most equity funds, the value of your investment in the fund may go down in response to overall stock market movements and trends. You could lose money as a result of your investment. The fund's focus on companies with market capitalizations above $3 billion significantly influences its performance. Stocks of companies with such market capitalizations as a group can fall out of favor with the market causing the fund to perform more poorly than funds that focus on smaller capitalization stocks.

Following a value orientation towards selecting securities entails special risks, particularly when used as part of a "contrarian" approach to evaluating issuers. Overlooked or otherwise undervalued securities entail a risk of never attaining their potential value.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax law changes to governmental collapse.

Wellington Management's investment strategy will significantly influence the fund's performance. If Wellington Management's strategy for selecting individual securities does not produce the desired results, the fund could underperform its peers or lose money.

PAST PERFORMANCE. Because the fund has been in operation for less than one full calendar year, no performance history has been provided.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan.

SHAREHOLDER FEES                                                 CLASS IB
(fees paid directly from your investment)
Maximum sales charge (load) as a percentage of offering price    Not applicable
Maximum deferred sales charge (load)                             Not applicable
Exchange fees                                                    None

ANNUAL OPERATING EXPENSES
(expenses that are deducted from the fund's assets)
Management fees                                                      0.83%
Distribution and service (12b-1) fees                                0.25%

Other expenses (1)                                                   0.15%
Total operating expenses                                             1.23%

(1) Estimated.

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IB shares you would have the same expenses whether or not you redeemed your shares. The example does not take into account fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES                                                        CLASS IB
(with or without redemption)
Year 1                                                            $ 125
Year 3                                                            $ 389

SUB-ADVISER

Wellington Management

PORTFOLIO MANAGEMENT

The fund is managed by Wellington Management using a team of analysts led by John R. Ryan that specialize in value oriented investing.

John R. Ryan

     -   Senior Vice President and Managing Partner of Wellington Management

     -   Led the team since the fund's inception (_________________, 2003)

     -   Joined Wellington Management in 1981

     -   Investment professional since 1981

INVESTMENT STRATEGIES AND INVESTMENT MATTERS

INVESTMENT RISKS GENERALLY

There is no assurance that the fund will achieve its investment goal (investment objective), and investors should not consider any one fund alone to be a complete investment program. As with all mutual funds, there is a risk that an investor could lose money by investing in the fund.

The different types of securities, investments, and investment techniques used by the fund all have attendant risks of varying degrees. For example, with respect to equity securities, in which the fund may invest as part of its principal investment strategy, there can be no assurance of capital appreciation and an investment in any stock is subject to, among other risks, the risk that the stock market as a whole may decline, thereby depressing the stock's price (market risk), or the risk that the price of a particular issuer's stock may decline due to its financial results (financial risk). With respect to debt securities, in which the fund may invest, but not as part of its principal investment strategy, there exists, among other risks, the risk that the issuer of a security may not be able to meet its obligations on interest or principal payments at the time required by the instrument (credit risk, a type of financial risk). In addition, the value of debt instruments and other income-bearing securities generally rises and falls inversely with prevailing current interest rates (interest rate risk, a type of market risk). As described below, an investment in the fund entails special additional risks.

USE OF MONEY MARKET INVESTMENTS FOR TEMPORARY DEFENSIVE PURPOSES

From time to time, as part of its principal investment strategy, the fund may invest some or all of its assets in high quality money market securities for temporary defensive purposes in response to adverse market, economic or political conditions. To the extent the fund is in a defensive position, the fund may lose the benefit of upswings and limit its ability to meet its investment objective.

USE OF OPTIONS, FUTURES AND OTHER DERIVATIVES

Although not a principal investment strategy, the fund may purchase and sell options, enter into futures contracts and/or utilize other derivative contracts and securities with respect to stocks, bonds, groups of securities (such as financial indices), foreign currencies or interest rates. These techniques, which are incidental to the fund's primary strategy, permit the fund to gain exposure to a particular security, group of securities, interest rate or index, and thereby have the potential for the fund to earn returns that are similar to those which would be earned by direct investments in those securities or instruments.

These techniques are also used to manage risk by hedging the fund's portfolio investments. Hedging techniques may not always be available to the fund, and it may not always be feasible for the fund to use hedging techniques even when they are available.

Derivatives have risks, however. If the issuer of the derivative instrument does not pay the amount due, the fund could lose money on the instrument. In addition, the underlying security or investment on which the derivative is based, or the derivative itself, may not perform the way the manager expected. As a result, the use of these techniques may result in losses to a fund or increase volatility in the fund's performance. Some derivatives are sophisticated instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. Derivative securities are subject to market risk, which could be significant for those that have a leveraging effect.

FOREIGN INVESTMENTS

The fund may invest in securities of foreign issuers and non-dollar securities as part of its principal investment strategy.

Investments in the securities of foreign issuers or investments in non-dollar securities involve significant risks that are not typically associated with investing in U.S. dollar-denominated securities or securities of domestic issuers. Such investments may be affected by changes in currency rates, changes in foreign or U.S. laws or restrictions applicable to such investments and in exchange control regulations. Some foreign stock markets (and other securities markets) may have substantially less volume than, for example, the New York Stock Exchange (or other domestic markets) and securities of some foreign issuers may be less liquid than securities of comparable domestic issuers. Commissions and dealer mark-ups on transactions in foreign investments may be higher than for similar transactions in the United States. In addition, clearance and settlement procedures may be different in foreign countries and, in certain markets, on certain occasions, such procedures have been unable to keep pace with the volume of securities transactions, thus making it difficult to execute such transactions. The inability of the fund to make intended investments due to settlement problems could cause it to miss attractive investment opportunities. Inability to dispose of portfolio securities or other investments due to settlement problems could result either in losses to the fund due to subsequent declines in value of the portfolio investment or, if the fund has entered into a contract to sell the investment, could result in possible liability to the purchaser.

Foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic companies, and there may be less publicly available information about a foreign issuer than about a domestic one. In addition, there is generally less government regulation of stock exchanges, brokers, and listed and unlisted issuers in foreign countries than in the United States.

Furthermore, with respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, imposition of withholding taxes on dividend or interest payments, limitations on the removal of cash or other assets of a fund, or political or social instability or diplomatic developments which could affect investments in those countries. Individual foreign economies also may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

INVESTMENTS IN EMERGING MARKETS

The fund may invest in emerging markets, but not as a principal investment strategy.

The securities markets of Asian, Latin American, Eastern European, African and other emerging countries are less liquid, are especially subject to greater price volatility, have smaller market capitalizations, have less government regulation and are not subject to as extensive and frequent accounting, financial and other reporting requirements as the securities markets of more developed countries. Further, investment in equity securities of issuers located in Russia and certain other emerging countries involves risk of loss resulting from problems in share registration and custody and substantial economic and political disruptions. These risks are not normally associated with investments in more developed countries.

SMALL CAPITALIZATION COMPANIES

The fund may invest in securities of small capitalization companies, but not as a principal investment strategy.

Historically, small market capitalization stocks and stocks of recently organized companies have been more volatile in price than the larger market capitalization stocks often included in the S&P 500 Index. As a result, investing in the securities of such companies involves greater risk and the possibility of greater portfolio price volatility. Among the reasons for the greater price volatility of these small company and unseasoned stocks are the less certain growth prospects of smaller firms and the lower degree of liquidity in the markets for such stocks. Small company stocks are frequently thinly traded and may have to be sold at a discount from current market prices or sold in small lots over an extended period of time. Small companies also often have limited product lines, markets or financial resources; may depend on or use a few key personnel for management; and may be susceptible to losses and risks of bankruptcy. The transaction costs associated with small company stocks are often higher than those of larger capitalization companies.

ABOUT THE FUND'S INVESTMENT GOAL

The fund's investment goal (or objective) may be changed without approval of the shareholders of the fund. The fund may not be able to achieve its goal.

CONSEQUENCES OF PORTFOLIO TRADING PRACTICES

The fund may, at times, engage in short-term trading. Short-term trading could produce higher brokerage expenses and transaction costs for the fund and therefore could adversely affect the fund's performance. The fund is not managed to achieve a particular tax result for shareholders. Shareholders should consult their own tax adviser for individual tax advice.

TERMS USED IN THIS PROSPECTUS

EQUITY SECURITIES: Equity securities include common stock, preferred stock, securities convertible into common or preferred stock and warrants or rights to acquire common stock, including options.

FOREIGN ISSUERS: Foreign issuers include (1) companies organized outside the United States; (2) foreign governments and agencies or instrumentalities of foreign governments; and (3) issuers whose economic fortunes and risks are primarily linked with markets outside the United States. Certain companies organized outside the United States may not be deemed to be foreign issuers if the issuer's economic fortunes and risks are primarily linked with U.S. markets.

NON-DOLLAR SECURITIES: Securities denominated or quoted in foreign currency or paying income in foreign currency.

INVESTMENT POLICIES

The fund has a name which suggests a focus on a particular type of investment. In accordance with Rule 35d-1 under the 1940 Act, the fund has adopted a policy that it will, under normal circumstances, invest at least 80% of the value of its assets in investments of the type suggested by its name. For purposes of this policy, "assets" means net assets plus the amount of any borrowings for investment purposes. In addition, in appropriate circumstances, synthetic investments may be included in the 80% basket if they have economic characteristics similar to the other investments included in the basket. The fund's policy to invest at least 80% of its assets in such a manner is not a "fundamental" one, which means that it may be changed without the vote of a majority of the fund's outstanding shares as defined in the 1940 Act. The name of the fund may be changed at any time by a vote of the fund's Board of Directors. However, Rule 35d-1 also requires that shareholders be given written notice at least 60 days prior to any change by the fund of its 80% investment policy covered by Rule 35d-1.

ADDITIONAL INVESTMENT STRATEGIES AND RISKS

The fund may invest in various securities and engage in various investment techniques that are not the principal focus of the fund and therefore are not described in this prospectus. These securities and techniques, together with their risks, are discussed in the fund's Statement of Additional Information ("SAI") which may be obtained free of charge by contacting the fund (see back cover for address and phone number).

MANAGEMENT OF THE FUND

THE INVESTMENT MANAGER

HL Investment Advisors, LLC ("HL Advisors") is the investment manager to the fund. As investment manager, HL Advisors is responsible for supervising the activities of the investment sub-adviser described below. In addition, Hartford Life provides administrative services to the fund. HL Advisors and Hartford Life are wholly-owned indirect subsidiaries of The Hartford Financial Services Group, Inc. ("The Hartford"), a Connecticut financial services company with over $_____ billion in assets as of _________________, 2003. HL Advisors had over $_____ billion in assets under management as of ____________________, 2003. HL Advisors is principally located at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

THE INVESTMENT SUB-ADVISER

Wellington Management Company, LLP is the investment sub-adviser to the fund.

Wellington Management, a Massachusetts limited liability partnership, is a professional investment counseling firm that provides services to investment companies, employee benefit plans, endowments, foundations and other institutions and individuals. Wellington Management and its predecessor organizations have provided investment advisory services since 1928. As of ______________________, 2003 Wellington Management had investment management authority over approximately $_____ billion in assets. Wellington Management is principally located at 75 State Street, Boston, Massachusetts 02109.

MANAGEMENT FEES

The fund pays a monthly management fee to HL Advisors and an administration fee to Hartford Life (these management and administration fees are aggregated for the purposes of presentation in the table below). These fees are based on a stated percentage of the fund's average daily net asset value as follows:

EQUITY INCOME HLS FUND
NET ASSET VALUE                      ANNUAL RATE
First $250,000,000                   0.825%
Next $250,000,000                    0.775%
Next $500,000,000                    0.725%
Amount Over $1 Billion               0.675%

Because the fund did not commence operations until ____________________, 2003, information is not available regarding fees paid by the fund to HL Advisors and Hartford Life.

FURTHER INFORMATION ON THE FUND

PURCHASE AND REDEMPTION OF FUND SHARES

The fund offers each class of its shares to variable annuity and variable life insurance separate accounts of Hartford Life (the "Accounts") as investment options for certain variable annuity contracts and variable life insurance contracts ("variable contracts") issued through the Accounts. The fund also offers each class of its shares to certain qualified retirement plans (the "Plans"). The fund may also serve as an underlying investment option for certain variable annuity and variable life insurance separate accounts of other insurance companies.

The fund offers two different classes of shares -- Class IA and Class IB. Class IB shares are offered by this prospectus. Class IA shares are offered by a separate prospectus. Both classes of shares represent an investment in the fund but are subject to different expenses and have different prices and performance.

Most of the Accounts are registered with the SEC as investment companies. When shares of the fund are offered as an investment option for variable contracts issued through such an Account, a separate prospectus describing the particular Account and contract will accompany this prospectus. When shares of the fund are offered as an investment option for variable contracts issued through an Account that is not so registered, a separate disclosure document (rather than a prospectus) describing that Account and contract will accompany this prospectus.

Shares of the fund are sold by Hartford Securities Distribution Company, Inc. (the "Distributor") in a continuous offering to the Accounts and the Plans. Net purchase payments under the variable contracts are placed in one or more subaccounts of the Accounts and the assets of each subaccount are invested in the shares of the fund corresponding to that subaccount. The Accounts and the Plans purchase and redeem Class IB shares of the funds at net asset value without sales or redemption charges.

For each day on which the fund's net asset value is calculated, the Accounts transmit to the fund any orders to purchase or redeem shares of the fund based on the net purchase payments, redemption (surrender or withdrawal) requests, and transfer requests from variable contract owners, annuitants and beneficiaries that have been processed by Hartford Life as of that day. Similarly, the Plans transmit to the fund any orders to purchase or redeem shares of the fund based on the instructions of Plan trustees or participants. The Accounts and Plans purchase and redeem shares of the fund at the next net asset value per share to be calculated after the related orders are received, although such purchases and redemptions may be executed the next morning. Payment for shares redeemed is made within seven days after receipt of notice of redemption, except that payments of redemptions may be postponed beyond seven days when permitted by applicable laws and regulations.

A potential for certain conflicts exists between the interests of variable annuity contract owners and variable life insurance contract owners invested in the fund. Likewise, a potential for certain conflicts exists between the interests of owners of variable contracts and those of participants in a Plan that invests in the fund. To the extent that such classes of investors are invested in the fund when a conflict of interest arises that might involve the fund, one or more of such classes of investors could be disadvantaged. The fund currently does not foresee any such conflict or disadvantage to owners of variable contracts or Plan participants. Nonetheless, the fund's Board of Directors will monitor the fund for the existence of any irreconcilable material conflicts among or between the interests of various classes of investors. If such a conflict affecting owners of variable contracts is determined to exist, Hartford Life will, to the extent reasonably practicable, take such action as is necessary to remedy or eliminate the conflict. If such a conflict were to occur, one or more Accounts may be required to withdraw its investment in the fund or substitute shares of another fund for the fund. This, in turn, could cause the fund to sell portfolio securities at a disadvantageous price.

DISTRIBUTION PLAN

The fund has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act for its Class IB shares. Pursuant to the Distribution Plan, the fund compensates the Distributor from assets attributable to the Class IB shares for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Class IB shares. It is anticipated that a portion of the amounts received by the Distributor will be used to defray various costs incurred or paid by the Distributor in connection with the printing and mailing of fund prospectuses, statements of additional information, any supplements to those documents and shareholder reports and holding seminars and sales meetings with wholesale and retail sales personnel designed to promote the distribution of Class IB shares. The Distributor may also use the amounts received to provide compensation to financial intermediaries and third-party broker-dealers for their services in connection with the distribution of Class IB shares.

The Distribution Plan provides that the fund may pay annually up to 0.25% of the average daily net assets of the fund attributable to its Class IB shares for activities primarily intended to result in the sale of Class IB shares. Under the terms of the Distribution Plan and the principal underwriting agreement, the fund is authorized to make monthly payments to the Distributor which may be used to pay or reimburse entities, including insurance company affiliates of HL Advisors, providing distribution and shareholder servicing with respect to the Class IB shares for such entities' fees or expenses incurred or paid in that regard.

The Distribution Plan is of a type known as a "compensation" plan because payments are made for services rendered to the fund with respect to Class IB shares regardless of the level of expenditures by the Distributor. The fund's Board of Directors will, however, take into account such expenditures for purposes of reviewing operations under the Distribution Plan and in connection with their annual consideration of the Plan's renewal. The Distributor has indicated that it expects its expenditures to include, without limitation: (a) the printing and mailing of fund prospectuses, statements of additional information, any supplements to those documents and shareholder reports for prospective contract owners of variable insurance products with respect to the Class IB shares of the fund; (b) those relating to the development, preparation, printing and mailing of advertisements, sales literature and other promotional materials describing and/or relating to the Class IB shares of the fund; (c) holding seminars and sales meetings designed to promote the distribution of fund Class IB shares; (d) obtaining information and providing explanations to wholesale and retail distributors of contracts regarding fund investment objectives and policies and other information about the fund, including the performance of the fund; (e) training sales personnel regarding the Class IB shares of the fund; (f) compensation to financial intermediaries and third-party broker-dealers; and (g) financing any other activity that the Distributor determines is primarily intended to result in the sale of Class IB shares.

Rule 12b-1 fees have the effect of increasing operating expenses of the fund. Because the fees paid by the fund under the Distribution Plan are paid out of the fund's assets on an on-going basis, over time these fees will increase the cost of a variable contract owner's or plan participant's investment and may cost more than alternative types of charges for the same distribution and investor services.

DETERMINATION OF NET ASSET VALUE

The net asset value per share is determined for the fund as of the close of regular trading on the New York Stock Exchange ("NYSE") (typically 4:00 p.m. Eastern Time) on each business day that the NYSE is open. The net asset value is determined by dividing the value of the fund's net assets attributable to a class of shares by the number of shares outstanding for that class. The fund uses market prices in valuing portfolio securities, but may use fair value estimates, as determined by HL Advisors under the direction of the Board of Directors, if reliable market prices are not available. Fair value pricing may be used by the fund when current market values are unavailable or when an event occurs after the close of the exchange on which the fund's portfolio securities are principally traded that is likely to have changed the value of the securities. The use of fair value pricing by the fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated using current market values. Securities of foreign issuers and non-dollar securities are valued on the basis of quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. Debt securities (other than short-term obligations) held by the fund are valued on the basis of valuations furnished by an unaffiliated pricing service which determines valuations for normal institutional size trading units of debt securities. Short-term investments with a maturity of more than 60 days when purchased are valued based on market quotations until the remaining days to maturity become less than 61 days. Investments of the fund that will mature in 60 days or less, are valued at amortized cost, which approximates market value.

The fund may invest in securities primarily traded in foreign securities markets. Foreign securities markets may trade on days when a fund does not compute its net asset value or may close (generating closing prices) at times before or after the NYSE. Consequently, the net asset value of the fund and the value of its shares may change on days, or at times, when an investor cannot redeem the fund's shares.

DIVIDENDS AND DISTRIBUTIONS

Dividends and distributions may be declared by the fund's Board of Directors from time to time. The current policy for the fund is to pay dividends from net investment income and to make distributions of realized capital gains, if any, at least once each year.

Such dividends and distributions are automatically invested in additional full or fractional shares monthly on the last business day of each month at the per share net asset value on that date.

EXCHANGE PRIVILEGES

The fund is intended to be a long-term investment vehicle and is not designed to provide investors with a means of speculating on short-term market movements. Investors who engage in excessive account activity generate additional costs which are borne by all of the fund's shareholders. In order to minimize such costs, the fund reserves the right to reject any purchase request that is reasonably deemed to be disruptive to efficient portfolio management, either because of the timing of the investment or previous excessive trading by a variable contract owner or by brokers controlling the accounts of a group of variable contract owners.

FEDERAL INCOME TAXES

For federal income tax purposes, the fund is treated as a separate taxpayer. The fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code, as amended. By so qualifying, the fund generally is not subject to federal income tax to the extent that its net investment income and net realized capital gains are distributed to the Accounts or Plans. Further, the fund intends to meet certain diversification requirements applicable to mutual funds underlying variable contracts.

Under current law, Plan participants and owners of variable contracts which have invested in the fund are not subject to federal income tax on fund earnings and distributions or on gains realized upon the sale or redemption of fund shares until such amounts are withdrawn from the plan or contracts. For information concerning the federal tax consequences to the purchasers of the variable contracts, see the prospectus or other disclosure document for such contract.

For more information about the tax status of the fund, see "Taxes" in the SAI.

BROKERAGE COMMISSIONS

Although the rules of the National Association of Securities Dealers, Inc. prohibit its members from seeking orders for the execution of investment company portfolio transactions on the basis of their sales of investment company shares, under such rules, sales of investment company shares may be considered in selecting brokers to effect portfolio transactions. Accordingly, some portfolio transactions are, subject to such rules and to obtaining best prices and executions, effected through dealers who sell shares of funds in the fund complex.

VARIABLE CONTRACT OWNER VOTING RIGHTS

With regard to fund matters for which the 1940 Act requires a shareholder vote, shares held by the Accounts are generally voted in accordance with instructions received from the owners of variable contracts (or annuitants or beneficiaries thereunder) having a voting interest in that Account. Each share has one vote. With respect to a fund that is an investment portfolio of Hartford Series Fund, Inc., votes are counted on an aggregate basis for such corporate entity except as to matters where the interests of funds differ (such as approval of an investment management agreement or a change in a fund's fundamental investment policies). In such cases, the voting is on a fund-by-fund basis. Matters that affect only one class of shares of the fund (such as approval of a plan of distribution) are voted on separately for that class by the holders of shares of that class. Fractional shares are counted. Shares held by an Account for which no instructions are received are generally voted for or against, or in abstention, with respect to any proposals in the same proportion as the shares for which instructions are received.

PLAN PARTICIPANT VOTING RIGHTS

With regard to fund matters for which the 1940 Act requires a shareholder vote, Plan trustees generally vote fund shares held by their Plans either in their own discretion or in accordance with instructions from Plan participants.

PERFORMANCE RELATED INFORMATION

The fund may advertise performance related information. Performance information about the fund is based on the fund's past performance only and is no indication of future performance.

The fund may include its total return in advertisements or other sales material. When the fund advertises its total return, it will usually be calculated for one year, five years, and ten years or some other relevant period if the fund has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the fund at the beginning of the relevant period to the value of the investment at the end of the period (assuming immediate reinvestment of any dividends or capital gains distributions).

The fund is offered exclusively through variable insurance products and to certain qualified retirement plans. Performance information presented for the fund should not be compared directly with performance information of other insurance products or retirement plans without taking into account charges and expenses payable with respect to these insurance products or retirement plans. Such charges and expenses are not reflected in the fund's performance information and will reduce an investor's return under the insurance products or retirement plans.

DISTRIBUTOR, CUSTODIAN AND TRANSFER AGENT

Hartford Securities Distribution Company, Inc., 200 Hopmeadow Street, Simsbury, CT 06089, serves as distributor to the fund.

State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, serves as custodian of the fund's assets.

Hartford Investor Services Company, LLC, 200 Hopmeadow Street, Simsbury, CT 06089, serves as Transfer and Dividend Disbursing Agent for the fund.

FINANCIAL HIGHLIGHTS

Because the fund did not commence operations until __________________, 2003, no financial information is available for the fund.

                     [THIS PAGE IS INTENTIONALLY LEFT BLANK]

PRIVACY POLICY AND PRACTICES OF THE HARTFORD FINANCIAL SERVICES GROUP, INC. AND
                                 ITS AFFILIATES
                        (herein called "we, our, and us")

           THIS PRIVACY POLICY APPLIES TO OUR UNITED STATES OPERATIONS

We value your trust.  We are committed to the responsible:
a) management;
b) use; and
c) protection;
of PERSONAL INFORMATION.

This notice describes how we collect, disclose, and protect PERSONAL
INFORMATION.

We collect PERSONAL INFORMATION to:
a) service your TRANSACTIONS with us; and
b) support our business functions.

We may obtain PERSONAL INFORMATION from:
a) YOU;
b) your TRANSACTIONS with us; and
c) third parties such as a consumer-reporting agency.

Based on the type of product or service YOU apply for or get from us, PERSONAL INFORMATION such as:
a) your name;
b) your address;
c) your income;
d) your payment; or
e) your credit history;
may be gathered from sources such as applications, TRANSACTIONS, and consumer reports.

To serve YOU and service our business, we may share certain PERSONAL INFORMATION. We will share PERSONAL INFORMATION, only as allowed by law, with affiliates such as:
a) our insurance companies;
b) our employee agents;
c) our brokerage firms; and
d) our administrators.

As allowed by law, we may share PERSONAL FINANCIAL INFORMATION with our affiliates to:
a) market our products; or
b) market our services;
to YOU without providing YOU with an option to prevent these disclosures.

We may also share PERSONAL INFORMATION, only as allowed by law, with unaffiliated third parties including:
a) independent agents;
b) brokerage firms;
c) insurance companies;
d) administrators; and
e) service providers;
who help us serve YOU and service our business.

When allowed by law, we may share certain PERSONAL FINANCIAL INFORMATION with other unaffiliated third parties who assist us by performing services or functions such as:
a) taking surveys;
b) marketing our products or services; or
c) offering financial products or services under a joint agreement between us and one or more financial institutions.

We will not sell or share your PERSONAL FINANCIAL INFORMATION with anyone for purposes unrelated to our business functions without offering YOU the opportunity to:
a) "opt-out;" or
b) "opt-in;"
as required by law.

We only disclose PERSONAL HEALTH INFORMATION with:
a) your proper written authorization; or
b) as otherwise allowed or required by law.

Our employees have access to PERSONAL INFORMATION in the course of doing their jobs, such as:
a) underwriting policies;
b) paying claims;
c) developing new products; or
d) advising customers of our products and services.

We use manual and electronic security procedures to maintain:
a) the confidentiality; and
b) the integrity of;
PERSONAL INFORMATION that we have. We use these procedures to guard against unauthorized access.

Some techniques we use to protect PERSONAL INFORMATION include:
a) secured files;
b) user authentication;
c) encryption;
d) firewall technology; and
e) the use of detection software.

We are responsible for and must:
a) identify information to be protected;
b) provide an adequate level of protection for that data;
c) grant access to protected data only to those people who must use it in the performance of their job-related duties.

Employees who violate our Privacy Policy will be subject to discipline, which may include ending their employment with us.

At the start of our business relationship, we will give YOU a copy of our current Privacy Policy.

We will also give YOU a copy of our current Privacy Policy once a year if YOU maintain a continuing business relationship with us.

We will continue to follow our Privacy Policy regarding PERSONAL INFORMATION even when a business relationship no longer exists between us.

AS USED IN THIS PRIVACY NOTICE:

APPLICATION means your request for our product or service.

PERSONAL FINANCIAL INFORMATION means financial information such as:
a) credit history;
b) income;
c) financial benefits; or
d) policy or claim information.

PERSONAL HEALTH INFORMATION means health information such as:
a) your medical records; or
b) information about your illness, disability or injury.

PERSONAL INFORMATION means information that identifies YOU personally and is not otherwise available to the public. It includes:
a) PERSONAL FINANCIAL INFORMATION; and
b) PERSONAL HEALTH INFORMATION.

TRANSACTION means your business dealings with us, such as:
a) your APPLICATION;
b) your request for us to pay a claim; and
c) your request for us to take an action on your account.

YOU means an individual who has given us PERSONAL INFORMATION in conjunction with:
d) asking about;
e) applying for; or
f) obtaining;
a financial product or service from us if the product or service is used mainly for personal, family, or household purposes.

This Privacy Policy is being provided on behalf of the following affiliates of The Hartford Financial Services Group, Inc.:

American Maturity Life Insurance Company; Capstone Risk Management, LLC; First State Insurance Company; Hart Life Insurance Company; Hartford Accident & Indemnity Company; Hartford Administrative Services Company; Hartford Casualty Insurance Company; Hartford Equity Sales Company, Inc.; Hartford Fire Insurance Company; Hartford HLS Series Fund II, Inc.; Hartford Insurance Company of Illinois; Hartford Insurance Company of the Midwest; Hartford Insurance Company of the Southeast; Hartford International Life Reassurance Corporation; Hartford Investment Financial Services, LLC; Hartford Investment Management Company; Hartford Life & Accident Insurance Company; Hartford Life and Annuity Insurance Company; Hartford Life Insurance Company; Hartford Lloyd's Insurance Company; Hartford Securities Distribution Company, Inc.; Hartford Series Fund, Inc.; Hartford Specialty Company; Hartford Underwriters Insurance Company; Hartford-Comprehensive Employee Benefit Service Company; International Corporate Marketing Group, LLC; New England Insurance Company; Nutmeg Insurance Agency, Inc.; Nutmeg Insurance Company; Nutmeg Life Insurance Company; Omni General Agency, Inc.; Omni Indemnity Company; Omni Insurance Company; P2P Link, LLC; Pacific Insurance Company, Limited; Planco Financial Services, Inc.; Property and Casualty Insurance Company of Hartford; Sentinel Insurance Company, Ltd.; Servus Life Insurance Company; Specialty Risk Services, Inc.; The Hartford Income Shares Fund, Inc.; The Hartford Mutual Funds II, Inc.; The Hartford Mutual Funds, Inc.; Trumbull Insurance Company; Trumbull Services, L.L.C.; Twin City Fire Insurance Company; Woodbury Financial Services, Inc.

FOR MORE INFORMATION

Two documents are available that offer further information on the fund:

ANNUAL/SEMIANNUAL REPORT TO SHAREHOLDERS

Additional information about the fund will be contained in the financial statements and portfolio holdings of the fund's annual and semiannual reports. In the fund's annual report you will also find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the last fiscal year, as well as the auditor's report. Because the fund did not commence operations until ____________________, 2003, the fund has not yet delivered an annual or semi-annual report.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains more detailed information on the fund.

A current SAI has been filed with the SEC and is incorporated by reference into (which means it is legally a part of) this prospectus.

To request a free copy of the current annual/semiannual report for the fund and/or the SAI or for shareholder inquiries or other information about the fund, please contact the fund at:

BY MAIL:

Hartford HLS Funds
c/o Individual Annuity Services
P.O. Box 5085
Hartford, CT 06102-5085

BY PHONE:

1-800-862-6668

ON THE INTERNET:

http://hartfordinvestor.com

Or you may view or obtain these documents from the SEC:

IN PERSON:

at the SEC's Public Reference Room in Washington, DC

Information on the operation of the SEC's public reference room may be obtained by calling 1-202-942-8090.

BY MAIL:

Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-0102

Requests which are made by mail require the payment of a duplicating fee to the SEC to obtain a document.

ON THE INTERNET OR BY E-MAIL:

INTERNET:

www.sec.gov (on the EDGAR database on the SEC's internet site)

E-MAIL:

publicinfo@sec.gov

Requests which are made by e-mail require the payment of a duplicating fee to the SEC to obtain a document.

SEC FILE NUMBER:

Hartford Series Fund, Inc.                                      811-08629

                                     PART B


                       STATEMENT OF ADDITIONAL INFORMATION


                        HARTFORD EQUITY INCOME HLS FUND,
                                   A SERIES OF
                           HARTFORD SERIES FUND, INC.



                          CLASS IA and CLASS IB SHARES



     This Statement of Additional Information ("SAI") is not a prospectus but should be read in conjunction with the prospectus for the Fund. A free copy of the prospectus is available upon request by writing to or calling: Hartford HLS Funds, c/o Individual Annuity Services, P.O. Box 5085, Hartford, CT 06102-5085, 1-800-862-6668.

Date of Prospectuses:  November ____, 2003
Date of Statement of Additional Information:  November ____, 2003


                       SUBJECT TO COMPLETION OR AMENDMENT

            INFORMATION CONTAINED HEREIN IS SUBJECT TO COMPLETION OR AMENDMENT. A REGISTRATION STATEMENT RELATING TO THESE SECURITIES
        HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION. THESE
       SECURITIES MAY NOT BE SOLD NOR MAY OFFERS TO BUY BE ACCEPTED PRIOR
         TO THE TIME THE REGISTRATION STATEMENT BECOMES EFFECTIVE. THIS
        STATEMENT OF ADDITIONAL INFORMATION SHALL NOT CONSTITUTE AN OFFER
       TO SELL OR THE SOLICITATION OF ANY OFFER TO BUY NOR SHALL THERE BE
         ANY SALE OF THESE SECURITIES IN ANY STATE IN WHICH SUCH OFFER,
         SOLICITATION OR SALE WOULD BE UNLAWFUL PRIOR TO REGISTRATION OR QUALIFICATION UNDER THE SECURITIES LAWS OF ANY SUCH STATE. THIS
            STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS.

TABLE OF CONTENTS                                                PAGE
---------------------------------------------------------------------
GENERAL INFORMATION                                                 1

INVESTMENT OBJECTIVES AND POLICIES                                  1

HLS FUND MANAGEMENT                                                14

INVESTMENT MANAGEMENT ARRANGEMENTS                                 24

PORTFOLIO TRANSACTIONS AND BROKERAGE                               26

HLS FUND EXPENSES                                                  28

HLS FUND ADMINISTRATION                                            28

DISTRIBUTION ARRANGEMENTS                                          28

PURCHASE AND REDEMPTION OF SHARES                                  29

SUSPENSION OF REDEMPTIONS                                          29

DETERMINATION OF NET ASSET VALUE                                   30

OWNERSHIP AND CAPITALIZATION                                       30

INVESTMENT PERFORMANCE                                             31

TAXES                                                              34

CUSTODIAN                                                          37

TRANSFER AGENT                                                     37

DISTRIBUTOR                                                        37

INDEPENDENT AUDITORS                                               37

PROXY VOTING POLICIES AND PROCEDURES                               37

FINANCIAL STATEMENTS                                               38

APPENDIX                                                          A-1

                               GENERAL INFORMATION

     This SAI relates to the Hartford Equity Income HLS Fund (the "Fund") which may serve as an underlying investment vehicle for variable annuity and variable life insurance separate accounts of Hartford Life Insurance Company, Hartford Life and Annuity Insurance Company and other insurance companies and for certain qualified retirement plans. The Fund offers two classes of shares: Class IA and Class IB. HL Investment Advisors, LLC ("HL Advisors") is the investment manager and Hartford Life Insurance Company ("Hartford Life") provides administrative services to the Fund. HL Advisors and Hartford Life are indirect wholly owned subsidiaries of The Hartford Financial Services Group, Inc. ("The Hartford"), a Connecticut financial services company with over $_____ billion in assets as of __________________, 2003. In addition, Wellington Management Company, LLP ("Wellington Management") is the subadviser to the Fund and provides the day-to-day investment management of the Fund. The Hartford also sponsors a family of mutual funds that is offered directly to the public. Hartford Investment Financial Services, LLC ("HIFSCO"), a wholly owned subsidiary of The Hartford, is the investment manager and principal underwriter to that fund family.

     The Fund is an investment portfolio (series) of Hartford Series Fund, Inc., a Maryland corporation registered with the Securities and Exchange Commission ("SEC") as an open-end management investment company. Hartford Series Fund, Inc. issues a separate series of shares of common stock for each Fund, representing a fractional undivided interest in the Fund. Each such series of shares is subdivided into two classes, Class IA and IB.

     The board of directors may reclassify authorized shares to increase or decrease the allocation of shares in the Fund. The board of directors is also authorized, from time to time and without further shareholder approval, to authorize additional shares of any series of the Company or to classify and reclassify existing and new series into one or more classes. The Fund was organized and commenced operations in 2003.

                       INVESTMENT OBJECTIVES AND POLICIES

     Percentage limitations on investments described in this SAI or in any prospectus will apply at the time of investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment. Except for the investment restrictions listed below as fundamental or to the extent designated as such in any prospectus, the other investment policies described in this SAI or in any prospectus are not fundamental and may be changed without shareholder approval.

A.   FUNDAMENTAL RESTRICTIONS OF THE FUND

     The Fund has adopted the following fundamental investment restrictions which may not be changed without approval of a majority of the Fund's outstanding voting securities. Under the Investment Company Act of 1940, as amended (the "1940 Act"), and as used in the prospectuses and this SAI, a "majority of the outstanding voting securities" means the approval of the lesser of (1) the holders of 67% or more of the outstanding shares of the Fund (or a class of the outstanding shares of the Fund) represented at a meeting if the holders of more than 50% of the outstanding shares of the Fund (or of the class) are present in person or by proxy, or (2) the holders of more than 50% of the outstanding shares of the Fund (or of the class).

     The Fund has elected to be classified as a diversified series of an open-end management investment company.

     The investment objective and principal investment strategies of the Fund are set forth in the prospectuses. Set forth below are the fundamental investment restrictions and policies applicable to the Fund followed by certain non-fundamental restrictions and policies applicable to the Fund.

     1. The Fund will not borrow money or issue any class of senior securities, except to the extent consistent with the Investment Company Act of 1940, as amended, and the rules and regulations thereunder, or as may otherwise be permitted from time to time by regulatory authority.

     2. The Fund will not purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, more than 25% of the Fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry.

     3. The Fund will not make loans, except to the extent consistent with the Investment Company Act of 1940, as amended, and the rules and regulations thereunder, or as may otherwise be permitted from time to time by regulatory authority.

     4. The Fund will not act as an underwriter of securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, the Fund may be deemed an underwriter under applicable laws.

     5. The Fund will not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments, although it may purchase securities secured by real estate or interests therein, or securities issued by companies which invest in real estate or interests therein.

     6. The Fund will not purchase or sell commodities or commodities contracts, except that the Fund may purchase or sell financial futures contracts, options on financial futures contracts and futures contracts, forward contracts, and options with respect to foreign currencies, and may enter into swap transactions or other financial transactions of any kind.

     The investment objective of the Fund is non-fundamental and may be changed without a shareholder vote.

B.   NON-FUNDAMENTAL INVESTMENT RESTRICTIONS OF THE FUND

The following restrictions are designated as non-fundamental and may be changed by the board of directors without the approval of shareholders.

     The Fund may not:

     1. Pledge, mortgage or hypothecate its assets, except to the extent required to secure permitted borrowings. This investment restriction shall not apply to any required segregated account, securities lending arrangements or other assets in escrow and collateral arrangements with respect to margin for futures contracts and related options.

     2. Purchase any securities on margin (except that the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities). The deposit or payment by the Fund of initial or maintenance margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin.

     3. Purchase securities while outstanding borrowings exceed 5% of the Fund's total assets, except for temporary or emergency purposes. Reverse repurchase agreements, dollar rolls, securities lending, or other investments or transactions described in the Fund's registration statement are not deemed to be borrowings for purposes of this restriction.

     4.   Sell securities short except for short sales against the box.

     5. Invest more than 20% of the value of its total assets in the securities of foreign issuers and non-dollar securities.

     6.   Invest more than 15% of the Fund's net assets in illiquid securities.

     7. Enter into a stock index futures contract (by exercise of any option or otherwise) or acquire any options thereon, if immediately thereafter, the total of the initial margin deposits required with respect to all open futures positions, at the time such positions were established, plus the sum of the premiums paid for all unexpired options on stock index futures contracts would exceed 5% of the value of the Fund's total assets.

C.   NON-FUNDAMENTAL TAX RESTRICTIONS OF THE FUND

     The Fund must:

     1. Maintain its assets so that, at the close of each quarter of its taxable year,

          (a) at least 50 percent of the fair market value of its total assets is comprised of cash, cash items, U.S. Government securities, securities of other regulated investment companies and other securities limited in respect of any one issuer to no more than 5 percent of the fair market value of the Fund's total assets and 10 percent of the outstanding voting securities of such issuer, and

          (b) no more than 25 percent of the fair market value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies) or of two or more issuers controlled by the Fund and engaged in the same, similar, or related trades or businesses.

     These tax-related limitations are subject to cure provisions under applicable tax laws and may be changed by the board of directors to the extent appropriate in light of changes to applicable tax law requirements.

     2. Maintain its assets so that it is adequately diversified within the meaning of Section 817(h) of the Internal Revenue Code and regulations thereunder. Generally, this means that at the close of each calendar quarter, or within 30 days thereafter,

          (a) no more than 55% of the value of the assets in the Fund is represented by any one investment,

          (b) no more than 70% of the value of the assets in the Fund is represented by any two investments,

          (c) no more than 80% of the value of the assets in the Fund is represented by any three investments, and

          (d) no more than 90% of the value of the total assets of the Fund is represented by any four investments. In determining whether the diversification standards are met, each U.S. Government agency or instrumentality shall be treated as a separate issuer.

D.   MISCELLANEOUS INVESTMENT STRATEGIES AND RISKS

     The investment objective and principal investment strategies for the Fund are discussed in the Fund's prospectuses. A further description of certain investment strategies used by the Fund is set forth below. The percentage limits described in the sections below are based on market value and are determined as of the time securities are purchased.

     Certain descriptions in each prospectus and this SAI of a particular investment practice or technique in which the Fund may engage or a financial instrument which the Fund may purchase are meant to describe the spectrum of investments that the Fund's subadviser, in its discretion, might, but is not required to, use in managing the Fund's portfolio assets in accordance with the Fund's investment objective, policies, and restrictions. The subadviser, in its discretion, may employ such practice, technique, or instrument for one or more series of the Company, but not necessarily for all series of the Company for which it serves as subadviser. It is possible that certain types of financial instruments or techniques may not be available, permissible, or effective for their intended purposes in all markets.

     MONEY MARKET INSTRUMENTS AND TEMPORARY INVESTMENT STRATEGIES The Fund may hold cash and invest in high quality money market instruments under appropriate circumstances as determined by Wellington Management, subject to the overall supervision of HL Advisors. The Fund may invest up to 100% of its assets in cash or money market instruments only for temporary defensive purposes.

     Money market instruments include, but are not limited to: (1) banker's acceptances; (2) obligations of governments (whether U.S. or foreign) and their agencies and instrumentalities; (3) short-term corporate obligations, including commercial paper, notes, and bonds; (4) other short-term debt obligations; (5) obligations of U.S. banks, foreign branches of U.S. banks (Eurodollars), U.S. branches and agencies of foreign banks (Yankee dollars), and foreign branches of foreign banks; (6) asset-backed securities; and (7) repurchase agreements.

     REPURCHASE AGREEMENTS A repurchase agreement is an agreement by which the seller of a security agrees to repurchase the security sold at a mutually agreed upon time and price. It may also be viewed as the loan of money by the Fund to the seller. The resale price by the Fund would be in excess of the purchase price, reflecting an agreed upon market interest rate.

     The Fund is permitted to enter into fully collateralized repurchase agreements. The Company's board of directors has delegated to Wellington Management the responsibility of evaluating the creditworthiness of the banks and securities dealers with which the Fund will engage in repurchase agreements.

     Wellington Management will monitor such transactions to ensure that the value of underlying collateral will be at least equal at all times to the total amount of the repurchase obligation, including the accrued interest. If the seller defaults, the Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of sale including accrued interest are less than the resale price provided in the agreement including interest. In the event the seller commences bankruptcy proceedings, a court may characterize the transaction as a loan. If the Fund has not perfected a security interest in the security, the Fund may be required to return the security to the seller's estate and be treated as an unsecured creditor. As an unsecured creditor, the Fund could lose some or all of the principal and interest involved in the transaction.

     REVERSE REPURCHASE AGREEMENTS The Fund may also enter into reverse repurchase agreements. Reverse repurchase agreements involve sales by the Fund of portfolio assets concurrently with an agreement by the Fund to repurchase the same assets at a later date at a fixed price. Reverse repurchase agreements carry the risk that the market value of the securities which the Fund is obligated to repurchase may decline below the repurchase price. A reverse repurchase agreement is viewed as a collateralized borrowing by the Fund. Borrowing magnifies the potential for gain or loss on the portfolio securities of the Fund and, therefore, increases the possibility of fluctuation in the Fund's net asset value.

     INFLATION-PROTECTED DEBT SECURITIES The Fund may invest in inflation-protected debt securities. Inflation-protected debt securities are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. Two structures are common. The U.S. Treasury and some other issuers use a structure that accrues inflation into the principal value of the security. Most other issuers pay out the inflation accruals as part of a semiannual coupon.

     If the periodic adjustment rate measuring inflation falls, the principal value of inflation-protected debt securities will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original security principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-protected debt securities, even during a period of deflation. However, the current market value of the securities is not guaranteed, and will fluctuate. The Fund may also invest in other inflation related securities which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the security repaid at maturity may be less than the original principal.

     While these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the security's inflation measure.

     The periodic adjustment of U.S. inflation-protected debt securities is tied to the Consumer Price Index for Urban Consumers ("CPI-U"), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is an index of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation-protected debt securities issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.

     Any increase in the principal amount of an inflation-protected debt security will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

     DEBT SECURITIES The Fund is permitted to invest in debt securities including: (1) securities issued or guaranteed as to principal or interest by the U.S. Government, its agencies or instrumentalities; (2) non-convertible debt securities issued or guaranteed by U.S. corporations or other issuers (including foreign issuers); (3) asset-backed securities; (4) mortgage-related securities, including collateralized mortgage obligations ("CMO's"); (5) securities issued or guaranteed as to principal or interest by a foreign issuer, including supranational entities such as development banks, non-U.S. corporations, banks or bank holding companies, or other foreign issuers; and (6) commercial mortgage-backed securities.

     INVESTMENT GRADE DEBT SECURITIES The Fund is permitted to invest in debt securities rated within the four highest rating categories (E.G., "Aaa", "Aa", "A" or "Baa" by Moody's Investors Service, Inc. ("Moody's") or "AAA", "AA", "A" or "BBB" by Standard and Poor's Corporation ("S&P")) (or, if unrated, securities of comparable quality as determined by Wellington Management). These securities are generally referred to as "investment grade securities." Each rating category has within it different gradations or sub-categories. If the Fund is authorized to invest in a certain rating category, the Fund is also permitted to invest in any of the sub-categories or gradations within that rating category. If a security is downgraded to a rating category which does not qualify for investment, Wellington Management will use its discretion on whether to hold or sell based upon its opinion on the best method to maximize value for shareholders over the long term. Debt securities carrying the fourth highest rating (E.G., "Baa" by Moody's and "BBB" by S&P), and unrated securities of comparable quality (as determined by Wellington Management) are viewed to have adequate capacity for payment of principal and interest, but do involve a higher degree of risk than that associated with investments in debt securities in the higher rating categories and such securities lack outstanding investment characteristics and do have speculative characteristics. To the extent that the Fund invests in higher-grade securities, the Fund may not be able to avail itself of opportunities for higher income which may be available at lower grades.

     HIGH YIELD-HIGH RISK SECURITIES The Fund is permitted to invest up to 5% of its total assets in fixed income securities rated as low as "C" by Moody's or "CC" by S&P or of comparable quality if not rated.

     Securities rated below investment grade are commonly referred to as "high yield-high risk debt securities" or "junk bonds." Each rating category has within it different gradations or sub-categories. For instance the "Ba" rating for Moody's includes "Ba3," "Ba2" and "Ba1." Likewise the S&P rating category of "BB" includes "BB+," "BB" and "BB-." If the Fund is authorized to invest in a certain rating category, the Fund is also permitted to invest in any of the sub-categories or gradations within that rating category. Descriptions of the debt securities ratings system, including their speculative characteristics attributable to each ratings category, are set forth as an appendix to this SAI. These securities generally entail greater risk (including the possibility of default or bankruptcy of the issuer), involve greater volatility of price and risk to principal and income, and may be less liquid than securities in higher rating categories. Securities in the highest category below investment grade are considered to be of poor standing and predominantly speculative. These securities are considered speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. Accordingly, it is possible that these types of factors could, in certain instances, reduce the value of securities held by the Fund with a commensurate effect on the value of the Fund's shares. If a security is downgraded to a rating category which does not qualify for investment, Wellington Management will use its discretion on whether to hold or sell based upon its opinion on the best method to maximize value for shareholders over the long term.

     MORTGAGE-RELATED SECURITIES The mortgage-related securities in which the Fund may invest include interests in pools of mortgage loans made by lenders such as savings and loan institutions, mortgage bankers, commercial banks and others. Pools of mortgage loans are assembled for sale to investors (such as the Fund) by various governmental, government-related and private organizations. The Fund may also invest in similar mortgage-related securities which provide funds for multi-family residences or commercial real estate properties. When interest rates rise, mortgage prepayment rates tend to decline, thus lengthening the life of a mortgage-related security and increasing the price volatility of that security, affecting the price volatility of the Fund's shares.

     The value of these securities may be significantly affected by interest rates, the market's perception of the issuers and the creditworthiness of the parties involved. These securities may also be subject to prepayment risk and the risk that the underlying loans may not be repaid. The yield characteristics of the mortgage securities differ from those of traditional debt securities. Among the major differences are that interest and principal payments are made more frequently on mortgage securities, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans or other assets generally permit prepayment at any time. The risks associated with prepayment and the rate at which prepayment may occur are influenced by a variety of economic, geographic, demographic, social and other factors including interest rate levels, changes in housing needs, net equity built by mortgagors in the mortgaged properties, job transfers, and unemployment rates. If the Fund purchases these securities at a premium, a prepayment rate that is faster than expected will reduce yield to maturity, while a prepayment rate that is slower than expected will have the opposite effect of increasing yield to maturity. Conversely, if the Fund purchases these securities at a discount, faster than expected prepayments will increase, while slower than expected prepayments will reduce, yield to maturity. Amounts available for reinvestment are likely to be greater during a period of declining interest rates and, as a result, are likely to be reinvested at lower interest rates than during a period of rising interest rates. Accelerated prepayments on securities purchased by the Fund at a premium also impose a risk of loss of principal because the premium may not have been fully amortized at the time the principal is repaid in full.

     The mortgage securities in which the Fund invests differ from conventional bonds in that principal is paid back over the life of the mortgage securities rather than at maturity. As a result, the holder of the mortgage securities (E.G., the Fund) receives monthly scheduled payments of principal and interest, and may receive unscheduled principal payments representing prepayments on the underlying mortgages. When the holder reinvests the payments and any unscheduled prepayments of principal it receives, it may receive a rate of interest which is lower than the rate on the existing mortgage securities. For this reason, mortgage securities are less effective than other types of U.S. Government securities as a means of "locking in" long-term interest rates.

     Mortgage-related securities may be composed of one or more classes and may be structured either as pass-through securities or collateralized debt obligations. Multiple-class mortgage-related securities are referred to herein as "CMOs." Some CMOs are directly supported by other CMOs, which in turn are supported by mortgage pools. Investors typically receive payments out of the interest and principal on the underlying mortgages. The portions of these payments that investors receive, as well as the priority of their rights to receive payments, are determined by the specific terms of the CMO class. CMOs involve special risk and evaluating them requires special knowledge.

     CMO classes may be specially structured in a manner that provides any of a wide variety of investment characteristics, such as yield, effective maturity and interest rate sensitivity. As market conditions change, however, and particularly during periods of rapid or unanticipated changes in market interest rates, the attractiveness of the CMO classes and the ability of the structure to provide the anticipated investment characteristics may be significantly reduced. These changes can result in volatility in the market value, and in some instances reduced liquidity, of the CMO class.

     Certain classes of CMOs and other mortgage-related securities are structured in a manner that makes them extremely sensitive to changes in prepayment rates. Interest-only ("IO") and principal-only ("PO") classes are examples of this. IOs are entitled to receive all or a portion of the interest, but none (or only a nominal amount) of the principal payments, from the underlying mortgage assets. If the mortgage assets underlying an IO experience greater than anticipated principal prepayments, then the total amount of interest payments allocable to the IO class, and therefore the yield to investors, generally will be reduced. In some instances, an investor in an IO may fail to recoup all of his or her initial investment, even if the security is government issued or guaranteed or is rated AAA or the equivalent. Conversely, PO classes are entitled to receive all or a portion of the principal payments, but none of the interest, from the underlying mortgage assets. PO classes are purchased at substantial discounts from par, and the yield to investors will be reduced if principal payments are slower than expected. Some IOs and POs, as well as other CMO classes, are structured to have special protections, however, normally are effective only within certain ranges of prepayment rates and thus will not protect investors in all circumstances. Inverse floating rate CMO classes also may be extremely volatile. These classes pay interest at a rate that decreases when a specified index of market rates increases.

     ASSET-BACKED SECURITIES The Fund may invest in asset-backed securities. The securitization techniques used for asset-backed securities are similar to those used for mortgage-related securities. The collateral for these securities has included home equity loans, automobile and credit card receivables, boat loans, computer leases, airplane leases, mobile home loans, recreational vehicle loans and hospital accounts receivables. The Fund may invest in these and other types of asset-backed securities that may be developed in the future. These securities may be subject to the risk of prepayment or default. Not all asset-backed securities have the benefit of a security interest in the underlying asset. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed, thereby reducing the balance due. The ability of an issuer of asset-backed securities to enforce its security interest in the underlying securities may be limited, and recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.

     EQUITY SECURITIES The Fund may invest in equity securities. Equity securities include common stock, preferred stock, securities convertible into common or preferred stock and warrants or rights to acquire common stock, including options. In addition, the Fund may invest in securities such as bonds, debentures and corporate notes which are convertible into common stock at the option of the holder. Equity securities are subject to financial and market risks and can be expected to fluctuate in value.

     The prices of securities purchased in initial public offerings ("IPOs") can be very volatile. The effect of IPOs on the Fund's performance depends on a variety of factors, including the number of IPOs the Fund invests in relative to the size of the Fund and whether and to what extent a security purchased in an IPO appreciates and depreciates in value. As the Fund's asset base increases, IPOs often have a diminished effect on the Fund's performance.

     SMALL CAPITALIZATION SECURITIES The Fund may invest in equity securities (including securities issued in initial public offerings) of companies with smaller market capitalizations. Because the issuers of small capitalization securities tend to be smaller or less well-established companies, they may have limited product lines, market share or financial resources, may have less historical data with respect to operations and management and may be more dependent on a limited number of key employees. As a result, small capitalization securities are often less marketable and experience a higher level of price volatility than securities of larger or more well-established companies. Small capitalization securities may be more likely to be offered in initial public offerings. Because securities issued in initial public offerings are being offered to the public for the first time, the market for such securities may be inefficient and less liquid.

     FOREIGN ISSUERS AND NON-DOLLAR SECURITIES Foreign issuers include (1) companies organized outside the United States, (2) foreign governments and agencies or instrumentalities of foreign governments and (3) issuers whose economic fortunes and risks are primarily linked with markets outside the United States. Certain companies organized outside the United States may not be deemed to be foreign issuers if the issuer's economic fortunes and risks are primarily linked with U.S. markets. Non-dollar securities are securities denominated or quoted in foreign currency or paying income in foreign currency.

     The Fund is permitted to invest a portion of its assets in securities of foreign issuers and non-dollar securities, including American Depositary Receipts ("ADRs") and Global Depositary Receipts ("GDRs"). ADRs are certificates issued by a U.S. bank or trust company and represent the right to receive securities of a foreign issuer deposited in a domestic bank or non-U.S. branch of a U.S. bank. ADRs are traded on a U.S. securities exchange, or in an over-the-counter market, and are denominated in U.S. dollars. GDRs are certificates issued globally and evidence a similar ownership arrangement. GDRs are traded on foreign securities exchanges and are denominated in foreign currencies. The value of an ADR or a GDR will fluctuate with the value of the underlying security, will reflect any changes in exchange rates and otherwise will involve risks associated with investing in foreign securities. When selecting securities of foreign issuers and non-dollar securities, Wellington Management will evaluate the economic and political climate and the principal securities markets of the country in which an issuer is located.

     The Fund may invest in debt exchangeable for common stock, debt or equity-linked notes ("LNs") and similar linked securities (E.G., zero-strike warrants), which are derivative securities typically issued by a financial institution or special purpose entity the performance of which depends on the performance of a corresponding foreign security or index. Upon redemption or maturity, the principal amount or redemption amount is payable based on the price level of the linked security or index at the time of redemption or maturity, or is exchanged for corresponding shares of common stock. LNs are generally subject to the same risks as direct holdings of securities of foreign issuers and non-dollar securities, including currency risk and the risk that the amount payable at maturity or redemption will be less than the principal amount of a note because the price of the linked security or index has declined. Moreover, LNs are subject to counterparty risk, which is the risk that the company issuing an LN may fail to pay the full amount due at maturity or redemption. The Fund may also have difficulty disposing of LNs because there may be restrictions on redemptions and there may be no market or only a thin trading market in such securities.

     The Fund may invest up to 20% of its total assets in the securities of foreign issuers and non-dollar securities.

     Investing in securities of foreign issuers involves considerations and potential risks not typically associated with investing in obligations issued by U.S. issuers. Less information may be available about foreign issuers compared with U.S. issuers. For example, foreign issuers generally are not subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to U.S. issuers. In addition, the values of non-dollar securities are affected by changes in currency rates or exchange control regulations, restrictions or prohibition on the repatriation of foreign currencies, application of foreign tax laws, including withholding taxes, changes in government administration or economic or monetary policy (in the U.S. or outside the U.S.) or changed circumstances in dealings between nations. Costs are also incurred in connection with conversions between various currencies.

     Investing in foreign government debt securities exposes the Fund to the direct or indirect consequences of political, social or economic changes in the developing and emerging countries that issue the securities. The ability and willingness of sovereign obligors in developing and emerging countries or the governmental authorities that control repayment of their external debt to pay principal and interest on such debt when due may depend on general economic, social and political conditions within the relevant country. Countries such as those in which the Fund may invest have historically experienced, and may continue to experience, high rates of inflation, high interest rates, exchange rate trade difficulties and unemployment. Some of these countries are also characterized by political uncertainty or instability. Additional factors which may influence the ability or willingness to service debt include, but are not limited to, a country's cash flow situation, the availability of sufficient foreign exchange on the date a payment is due, the relative size of its debt service burden to the economy as a whole, and its government's policy towards the IMF, the World Bank and other international agencies.

     From time to time, the Fund may invest in securities of issuers located in countries with emerging economies or securities markets. Compared to the United States and other developed countries, developing countries may have relatively unstable governments, economies based on only a few industries, and securities markets that are less liquid and trade a small number of securities. Prices on these exchanges tend to be volatile and, in the past, securities in these countries have offered greater potential for gain (as well as loss) than securities of companies located in developed countries.

     CURRENCY TRANSACTIONS The Fund may engage in currency transactions to hedge, directly or indirectly, the value of portfolio securities denominated in particular currencies against fluctuations in relative value. Currency transactions include forward currency contracts, currency swaps, exchange-listed and over-the-counter ("OTC") currency futures contracts and options thereon and exchange listed and OTC options on currencies.

     Forward currency contracts involve a privately negotiated obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Currency swaps are agreements to exchange cash flows based on the notional difference between or among two or more currencies. See "Swap Agreements" below.

     The use of currency transactions to protect the value of the Fund's assets against a decline in the value of a currency does not eliminate potential losses arising from fluctuations in the value of the Fund's underlying securities. Further, the Fund may enter into currency transactions only with counterparties that Wellington Management deems to be creditworthy.

     The Fund may also enter into options and futures contracts relative to foreign currency to hedge against fluctuations in foreign currency rates. See "Options and Futures Contracts" below for a discussion of risk factors relating to foreign currency transactions including options and futures contracts related thereto.

     OPTIONS AND FUTURES CONTRACTS In seeking to protect against the effect of changes in equity market values, currency exchange rates or interest rates that are adverse to the present or prospective position of the Fund, for cash flow management, and, to a lesser extent, to enhance returns, the Fund may employ certain hedging, income enhancement and risk management techniques, including the purchase and sale of options contracts, futures contracts and options on futures contracts, any of which may involve equity and debt securities and foreign currencies, aggregates of equity and debt securities, indices of prices of equity and debt securities and other financial indices or instruments. The Fund may also invest in futures contracts and options thereon with respect to interest rates and may enter into options on swap agreements. The Fund's ability to engage in these practices may be limited by tax considerations and certain other legal considerations.

     The Fund may write covered options and purchase put and call options on individual securities as a partial hedge against an adverse movement in the security and in circumstances consistent with the objective and policies of the Fund. This strategy limits potential capital appreciation in the portfolio securities subject to the put or call option.

     The Fund may also write covered put and call options and purchase put and call options on foreign currencies to hedge against the risk of foreign exchange fluctuations on non-dollar securities they hold or intend to purchase. For example, if the Fund enters into a contract to purchase non-dollar securities, it could effectively establish the maximum U.S. dollar cost of the securities by purchasing call options on the appropriate currency. Similarly, if the Fund held non-dollar securities and anticipated a decline in the value of that currency against the U.S. dollar, the Fund could hedge against such a decline by purchasing a put option on the foreign currency involved.

     Aggregates are composites of equity or debt securities that are not tied to a commonly known index. An index is a measure of the value of a group of securities or other interests. An index assigns relative values to the securities included in that index, and the index fluctuates with changes in the market value of those securities. The Fund may purchase put and call options and write covered put and call options on aggregates of equity and debt securities, and may enter into futures contracts and options thereon for the purchase or sale of aggregates of equity and debt securities, indices of equity and debt securities and other financial indices or instruments.

     The Fund may write covered straddles consisting of a combination of a call and a put written on the same underlying security. A straddle will be covered when sufficient assets are deposited to meet the Fund's immediate obligations. The Fund may use the same liquid assets to cover both the call and put options where the exercise price of the call and put are the same, or the exercise price of the call is higher than that of the put. In such cases, the Fund will also segregate or designate on its books liquid assets equivalent to the amount, if any, by which the put is "in the money."

     The Fund may write or purchase put and call swap options. A swap option is a contract that gives a counterparty the right (but not the obligation) in return for payment of a premium, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms.

     The Fund may only write covered options. See "Asset Coverage" below.

     A futures contract is an agreement between two parties to buy and sell a security or financial instrument for a set price on a future date. These contracts are traded on exchanges, so that, in most cases, either party can close out its position on the exchange for cash, without delivering the security or financial instrument. An option on a futures contract gives the holder of the option the right to buy or sell a position in a futures contract to the writer of the option, at a specified price and on or before a specified expiration date.

     The Fund may invest in futures contracts and options thereon ("futures options") with respect to, but not limited to, equity and debt securities and foreign currencies, aggregates of equity and debt securities, interest rates, and indices of prices of equity and debt securities and other financial indices or instruments.

     The Fund may purchase or sell foreign currency futures contracts, and write put and call options and purchase put and call options on such futures contracts. For example, the Fund may use foreign currency futures contracts when it anticipates a general weakening of the foreign currency exchange rate that could adversely affect the market values of the Fund's non-dollar securities holdings. In this case, the sale of futures contracts on the underlying currency may reduce the risk of a reduction in market value caused by foreign currency variations and, by so doing, provide an alternative to the liquidation of securities positions in the Fund and resulting transaction costs. When the Fund anticipates a significant foreign exchange rate increase while intending to invest in a non-dollar security, the Fund may purchase a foreign currency futures contract to hedge or partially hedge against a rise in foreign exchange rates pending completion of the anticipated transaction. Such a purchase of a futures contract would serve as a temporary measure to protect the Fund against any rise in the foreign exchange rate that may add additional costs to acquiring the non-dollar security.

     The Fund similarly may use futures contracts on equity and debt securities to hedge against fluctuations in the value of securities it owns or expects to acquire. Futures contracts on individual securities are regulated as both securities and as futures contracts, and are subject to higher margin requirements than other kinds of futures contracts. Because these contracts relate to the securities of a single issuer, they can be expected to be subject to greater price volatility than futures contracts that relate to a diversified group of securities represented in an aggregate or an index. The volume, breadth, efficiency and other attributes may be limited. The Fund's use of these kind of futures contracts will depend to a large degree on how this market develops.

     The Fund may purchase call or put options on foreign currency futures contracts to obtain a fixed foreign exchange rate at limited risk. The Fund may purchase a call option on a foreign currency futures contract to hedge against a rise in the foreign exchange rate while intending to invest in a non-dollar security of the same currency. The Fund may purchase put options on foreign currency futures contracts to hedge against a decline in the foreign exchange rate or the value of its non-dollar securities. The Fund may write a call option on a foreign currency futures contract as a partial hedge against the effects of declining foreign exchange rates on the value of non-dollar securities and in circumstances consistent with the Fund's investment objective and policies.

     The Fund may write covered straddles consisting of a call and a put written on the same underlying futures contract. A straddle will be covered when sufficient assets are deposited to meet the Fund's immediate obligations.

The Fund may use the same liquid assets to cover both the call and put options where the exercise price of the call and put are the same, or the exercise price of the call is higher than that of the put. In such cases, the Fund will also segregate or designate on its books liquid assets equivalent to the amount, if any, by which the put is "in the money."

     Options on indices are settled in cash, not in delivery of securities. The exercising holder of an index option receives, instead of a security, cash equal to the difference between the closing price of the securities index and the exercise price of the option.

     To the extent that the Fund enters into futures contracts, options on futures contracts and options on foreign currencies that are traded on an exchange regulated by the Commodity Futures Trading Commission ("CFTC"), in each case that are not for "BONA FIDE hedging" purposes (as defined by regulations of the CFTC), the aggregate initial margin and premiums required to establish those positions may not exceed 5% of the liquidation value of the Fund's portfolio, after taking into account the unrealized profits and unrealized losses on any such contracts the Fund has entered into. However, options which are currently exercisable may be excluded in computing the 5% limit.

     Although the Fund may not employ all or any of the foregoing strategies, its use of options, futures and options thereon and forward currency contracts (as described under "Currency Transactions") would involve certain investment risks and transaction costs to which it might not be subject were such strategies not employed. Such risks include: (1) dependence on the ability of Wellington Management to predict movements in the prices of individual securities, fluctuations in the general securities markets or market sections and movements in interest rates and currency markets; (2) imperfect correlation between movements in the price of the securities or currencies hedged or used for cover; (3) the fact that skills and techniques needed to trade options, futures contracts and options thereon or to use forward currency contracts are different from those needed to select the securities in which the Fund invests;
(4) lack of assurance that a liquid secondary market will exist for any particular option, futures contract, option thereon or forward contract at any particular time, which may affect the Fund's ability to establish or close out a position; (5) possible impediments to effective portfolio management or the ability to meet current obligations caused by the segregation of a large percentage of the Fund's assets to cover its obligations; and (6) the possible need to defer closing out certain options, futures contracts, options thereon and forward contracts in order to continue to qualify as a "regulated investment company" for tax purposes. In the event that the anticipated change in the price of the securities or currencies that are the subject of such a strategy does not occur, the Fund may have been in a better position had it not used such a strategy.

     SWAP AGREEMENTS The Fund may enter into interest rate swaps, swaps on specific securities, currency swaps and other types of swap agreements such as caps, collars, floors, and credit derivatives and options thereon. In a typical interest rate swap, one party agrees to make regular payments equal to a floating interest rate multiplied by a "notional principal amount," in return for payments equal to a fixed rate multiplied by the same amount, for a specified period of time. If a swap agreement provides for payments in different currencies, the parties might agree to exchange the notional principal amount as well. Swaps may also depend on other prices or rates, such as the value of an index or mortgage prepayment rates.

     In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed-upon level, while the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. An interest rate collar combines elements of buying a cap and selling a floor.

     The Fund may enter into event linked swaps, including credit default swaps. The credit default swap market allows the Fund to manage credit risk through buying and selling credit protection on specific names or a basket of names. The transactions are documented through swap documents. A "buyer" of credit protection agrees to pay a counterparty to assume the credit risk of an issuer upon the occurrence of certain events. The "seller" of credit protection receives a premium and agrees to assume the credit risk of an issuer upon the occurrence of certain events.

     Swap agreements will tend to shift the Fund's investment exposure from one type of investment to another. For example, if the Fund agreed to exchange floating rate payments for fixed rate payments, the swap agreement would tend to decrease the Fund's exposure to rising interest rates. Caps and floors have an effect similar to buying or writing options. Depending on how they are used, swap agreements may increase or decrease the overall volatility of the Fund's investments and its share price and yield.

     The Fund usually enters into interest rate swaps on a net basis. The net amount of the excess, if any, of the Fund's obligations over its entitlement with respect to each interest rate swap will be covered by an amount consisting of designated liquid assets having an aggregate net asset value at least equal to the accrued excess. If the Fund enters into a swap on other than a net basis, the Fund will designate the full amount of the Fund's obligations under each such swap. The Fund may enter into swaps, caps, collars and floors with member banks of the Federal Reserve System, members of the New York Stock Exchange or other entities determined by Wellington Management to be creditworthy. If a default occurs by the other party to such transaction, the Fund will have contractual remedies pursuant to the agreements related to the transaction but such remedies may be subject to bankruptcy and insolvency laws which could affect the Fund's rights as a creditor.

     The swap market has grown substantially in recent years with a large number of banks and financial services firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps, collars and floors are more recent innovations and they are less liquid than swaps. There can be no assurance, however, that the Fund will be able to enter into interest rate swaps or to purchase interest rate caps, collars or floors at prices or on terms Wellington Management believes are advantageous to the Fund. In addition, although the terms of interest rate swaps, caps, collars and floors may provide for termination, there can be no assurance that the Fund will be able to terminate an interest rate swap or to sell or offset interest rate caps, collars or floors that it has purchased. Interest rate swaps, caps, collars and floors are considered by the SEC to be illiquid.

     The successful utilization of hedging and risk management transactions requires skills different from those needed in the selection of the Fund's portfolio securities and depends on Wellington Management's ability to predict correctly the direction and degree of movements in interest rates. Although the Fund believes that use of the hedging and risk management techniques described above will benefit the Fund, if Wellington Management's judgment about the direction or extent of the movement in interest rates is incorrect, the Fund's overall performance would be worse than if it had not entered into any such transactions. For example, if the Fund had purchased an interest rate swap or an interest rate floor to hedge against its expectation that interest rates would decline but instead interest rates rose, the Fund would lose part or all of the benefit of the increased payments it would receive as a result of the rising interest rates because it would have to pay amounts to its counterparties under the swap agreement or would have paid the purchase price of the interest rate floor.

     ILLIQUID INVESTMENTS The Fund is permitted to invest in illiquid securities or other illiquid investments. The Fund will not, however, acquire illiquid securities or investments if 15% of its net assets would consist of such securities or other investments. Illiquid investments are ones that may not be sold or disposed of in the ordinary course of business within seven days at approximately the price used to determine the Fund's net asset value. The Fund may not be able to sell illiquid securities or other investments when Wellington Management considers it desirable to do so or may have to sell such securities or other investments at a price that is lower than the price that could be obtained if the securities or other investments were more liquid. A sale of illiquid securities or investments may require more time and may result in higher dealer discounts and other selling expenses than does the sale of those that are liquid. Illiquid securities also may be more difficult to value due to the lack of reliable market quotations for such securities or investments, and investment in them may have an adverse impact on the Fund's net asset value. In addition, issuers of restricted securities may not be subject to the disclosure and other investor protection requirements that would be applicable if their securities were publicly traded. The Fund may purchase certain restricted securities (known as Rule 144A securities) that can be resold to institutions and which may be determined to be liquid pursuant to policies and guidelines established by the Company's board of directors.

     Under current interpretations of the SEC staff, the following types of securities are considered illiquid: (1) repurchase agreements maturing in more than seven days; (2) certain restricted securities (securities whose public resale is subject to legal or contractual restrictions); (3) options, with respect to specific securities, not traded on a national securities exchange that are not readily marketable; and (4) any other securities or investments that are not readily marketable.

     WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES The Fund is permitted to purchase or sell securities on a when-issued or delayed-delivery basis. When-issued or delayed-delivery transactions arise when securities are purchased or sold with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield at the time of entering into the transaction. While the Fund generally purchases securities on a when-issued basis with the intention of acquiring the securities, the Fund may sell the securities before the settlement date if Wellington Management deems it advisable. At the time the Fund makes the commitment to purchase securities on a when-issued basis, the Fund records the transaction and thereafter reflects the value, each day, of the security in determining the net asset value of the Fund. At the time of delivery of the securities, the value may be more or less than the purchase price.

     OTHER INVESTMENT COMPANIES The Fund is permitted to invest in other investment companies. The investment companies in which the Fund would invest may or may not be registered under the 1940 Act. Securities in certain countries are currently accessible to the Fund only through such investments. The investment in other investment companies is limited in amount by the 1940 Act, and will involve the indirect payment of a portion of the expenses, including advisory fees, of such other investment companies. Generally, the Fund will not purchase a security of an investment company if, as a result, (1) more than 10% of the Fund's total assets would be invested in securities of other investment companies, (2) such purchase would result in more than 3% of the total outstanding voting securities of any one such investment company being held by the Fund, or (3) more than 5% of the Fund's total assets would be invested in any one such investment company.

     REITs The Fund may invest in real estate investment trusts ("REITs"), which are pooled investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests. Like regulated investment companies such as the Fund, REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Internal Revenue Code of 1986, as amended (the "Code"). By investing in a REIT, the Fund will indirectly bear its proportionate share of any expenses paid by the REIT in addition to the expenses of the Fund.

     Investing in REITs involves certain risks. A REIT may be affected by changes in the value of the underlying property owned by such REIT or by the quality of any credit extended by the REIT. REITs are dependent on management skills, are not diversified (except to the extent the Code requires), and are subject to the risks of financing projects. REITs are subject to heavy cash flow dependency, default by borrowers, self-liquidation, the possibilities of failing to qualify for the exemption from tax for distributed income under the Code and failing to maintain their exemptions from the 1940 Act. REITs are also subject to interest rate risks.

     LENDING PORTFOLIO SECURITIES Subject to its investment restrictions set forth under "Investment Objectives and Policies", the Fund may lend its portfolio securities to broker-dealers and other institutions as a means of earning interest income. The borrower is required to deposit as collateral and maintain in a segregated account, liquid securities that at all times will be at least equal to 100% of the market value of the loaned securities. Subject to guidelines approved by the Company's Board, the Fund may use or invest any cash collateral at its own risk and for its own benefit. While the securities are on loan, the borrower will pay the Fund any income accruing thereon.

     Delays or losses could result if a borrower of portfolio securities becomes bankrupt or defaults on its obligation to return the loaned securities. The Funds may lend securities only if: (1) each loan is fully secured by appropriate collateral at all times, and (2) the value of all securities loaned by the Fund is not more than 33.33% of the Fund's total assets taken at the time of the loan (including collateral received in connection with any loans).

     ASSET COVERAGE To the extent required by SEC guidelines, the Fund will only engage in transactions that expose it to an obligation to another party if it owns either (1) an offsetting position for the same type of financial asset, or
(2) cash or liquid securities, designated on the Fund's books or held in a segregated account, with a value sufficient at all times to cover its potential obligations not covered as provided in (1). Assets used as offsetting positions, designated on the Fund's books, or held in a segregated account cannot be sold while the position(s) requiring cover is open unless replaced with other appropriate assets. As a result, the commitment of a large portion of assets to be used as offsetting positions or to be designated or segregated in such a manner could impede portfolio management or the ability to meet redemption requests or other current obligations.

     BORROWING The Fund may borrow money to the extent set forth under "Investment Objectives and Policies" above. The Fund does not currently intend to borrow for leverage purposes, except as may be set forth under "Investment Objectives and Policies." Interest paid on borrowings will decrease the net earnings of the Fund and will not be available for investment.

                               HLS FUND MANAGEMENT

     The Company has a board of directors who elect officers who are responsible for the day-to-day operations of the Fund and who execute policies formulated by the directors. The following tables set forth information about the directors and officers of the Company. The first table relates to those directors who are deemed not to be "interested persons" of the Company, as that term is defined in the 1940 Act (i.e., "non-interested directors"), while the second table provides information about the Company's "interested" directors and the Company's officers.

NON-INTERESTED DIRECTORS
---------------------------------------------------------------------------------------------------------------------
                                                                                       NUMBER
                                                                                         OF
                                                                                     PORTFOLIOS
                                                                                      IN FUND
                              POSITION        TERM OF                                 COMPLEX
                             HELD WITH      OFFICE* AND           PRINCIPAL           OVERSEEN    OTHER
      NAME, AGE AND             THE          LENGTH OF       OCCUPATION(S) DURING        BY       DIRECTORSHIPS
         ADDRESS              COMPANY       TIME SERVED          PAST 5 YEARS         DIRECTOR    HELD BY DIRECTOR
---------------------------------------------------------------------------------------------------------------------
LYNN BIRDSONG               Director      Since 2003        From 1979 to 2002, Mr.        72       N/A
(age 56)                                                    Birdsong was a managing
c/o Hartford Mutual Funds                                   director of Zurich
P.O. Box 2999                                               Scudder Investments, an
Hartford, CT 06104-2999                                     investment management
                                                            firm. In 2003, Mr.
                                                            Birdsong became an
                                                            independent director of
                                                            the Atlantic Whitehall
                                                            Funds and The Japan
                                                            Fund; during his
                                                            employment with
                                                            Scudder, he was an
                                                            interested director of
                                                            The Japan Fund. Since
                                                            1981, Mr. Birdsong has
                                                            been a partner in
                                                            Birdsong Company, an
                                                            advertising specialty
                                                            firm.

NON-INTERESTED DIRECTORS
---------------------------------------------------------------------------------------------------------------------
                                                                                       NUMBER
                                                                                         OF
                                                                                     PORTFOLIOS
                                                                                      IN FUND
                              POSITION        TERM OF                                 COMPLEX
                             HELD WITH      OFFICE* AND           PRINCIPAL           OVERSEEN    OTHER
      NAME, AGE AND             THE          LENGTH OF       OCCUPATION(S) DURING        BY       DIRECTORSHIPS
         ADDRESS              COMPANY       TIME SERVED          PAST 5 YEARS         DIRECTOR    HELD BY DIRECTOR
---------------------------------------------------------------------------------------------------------------------
WINIFRED ELLEN COLEMAN      Director      Since 1998        Ms. Coleman has served        72       N/A
(age 70)                                                    as President of Saint
c/o Hartford Mutual Funds                                   Joseph College since
P.O. Box 2999                                               1991 and President of
Hartford, CT 06104-2999                                     Cashel House, Ltd.
                                                            (retail) since 1985.

DR. ROBERT M. GAVIN         Director      Since 2002        Dr. Gavin is an               72       Dr. Gavin is a
(age 62)                                                    educational                            Director of
c/o Hartford Mutual Funds                                   consultant.  Prior to                  Systems &
P.O. Box 2999                                               September 1, 2001, he                  Computer
Hartford, CT  06104-2999                                    was President of                       Technology
                                                            Cranbrook Education                    Corporation.
                                                            Community, and prior to
                                                            July 1996, he was
                                                            President of Macalester
                                                            College, St. Paul,
                                                            Minnesota.

DUANE E. HILL               Director      Since 2001        Mr. Hill is Partner           72       N/A
(age 57)                                                    Emeritus and a founding
c/o Hartford Mutual Funds                                   partner of TSG Capital
P.O. Box 2999                                               Group, a private equity
Hartford, CT  06104-2999                                    investment firm that
                                                            serves as sponsor and
                                                            lead investor in
                                                            leveraged buyouts of
                                                            middle market
                                                            companies. Mr. Hill is
                                                            also a Partner of TSG
                                                            Ventures L.P., a
                                                            private equity
                                                            investment company that
                                                            invests primarily in
                                                            minority-owned small
                                                            businesses.

NON-INTERESTED DIRECTORS
---------------------------------------------------------------------------------------------------------------------
                                                                                       NUMBER
                                                                                         OF
                                                                                     PORTFOLIOS
                                                                                      IN FUND
                              POSITION        TERM OF                                 COMPLEX
                             HELD WITH      OFFICE* AND           PRINCIPAL           OVERSEEN    OTHER
      NAME, AGE AND             THE          LENGTH OF       OCCUPATION(S) DURING        BY       DIRECTORSHIPS
         ADDRESS              COMPANY       TIME SERVED          PAST 5 YEARS         DIRECTOR    HELD BY DIRECTOR
---------------------------------------------------------------------------------------------------------------------
PHILLIP O. PETERSON         Director      Since 2002        Mr. Peterson is a             72       N/A
(age 58)                                                    mutual fund industry
c/o Hartford Mutual Funds                                   consultant.  He was a
P.O. Box 2999                                               partner of KPMG LLP
Hartford, CT  06104-2999                                    until July 1999.

MILLARD HANDLEY PRYOR,      Director      Since 1998        Mr. Pryor has served as       72       Mr. Pryor is a
JR.                                                         Managing Director of                   Director of
(age 70)                                                    Pryor & Clark Company                  Infodata Systems,
c/o Hartford Mutual Funds                                   (real estate                           Inc. (software
P.O. Box 2999                                               investment), Hartford,                 company),
Hartford, CT  06104-2999                                    Connecticut since June                 CompuDyne
                                                            1992.                                  Corporation
                                                                                                   (security
                                                                                                   products and
                                                                                                   services) and
                                                                                                   Corcap, Inc.

* Term of Office: Each director may serve until his or her successor is elected and qualifies.

OFFICERS AND INTERESTED DIRECTORS
---------------------------------------------------------------------------------------------------------------------
                                                                                      NUMBER
                                                                                        OF
                                                                                    PORTFOLIOS
                                                 TERM OF                              IN FUND
                                POSITION         OFFICE*          PRINCIPAL           COMPLEX          OTHER
                                HELD WITH         AND          OCCUPATION(S)         OVERSEEN      DIRECTORSHIPS
                                  THE           LENGTH OF          DURING               BY            HELD BY
NAME, AGE AND ADDRESS           COMPANY        TIME SERVED      PAST 5 YEARS          DIRECTOR        DIRECTOR
---------------------------------------------------------------------------------------------------------------------
THOMAS MICHAEL MARRA**         Chairman of     Since 2002     Mr. Marra is                72       Mr. Marra is a
(age 44)                       the Board and                  President and Chief                  member of the
c/o Hartford Mutual Funds      Director                       Operating Officer of                 Board of
P.O. Box 2999                                                 Hartford Life, Inc.                  Directors of The
Hartford, CT  06104-2999                                      He is also a member                  Hartford
                                                              of the Board of                      Financial
                                                              Directors and a                      Services Group,
                                                              member of the Office                 Inc.
                                                              of the Chairman for
                                                              The Hartford
                                                              Financial Services
                                                              Group, Inc., the

OFFICERS AND INTERESTED DIRECTORS
---------------------------------------------------------------------------------------------------------------------
                                                                                      NUMBER
                                                                                        OF
                                                                                    PORTFOLIOS
                                                 TERM OF                              IN FUND
                                POSITION         OFFICE*                              COMPLEX          OTHER
                                HELD WITH         AND              PRINCIPAL          OVERSEEN      DIRECTORSHIPS
                                  THE           LENGTH OF        OCCUPATION(S)           BY            HELD BY
NAME, AGE AND ADDRESS            COMPANY       TIME SERVED    DURING PAST 5 YEARS     DIRECTOR        DIRECTOR
---------------------------------------------------------------------------------------------------------------------
                                                              parent company of
                                                              Hartford Life.  Mr.
                                                              Marra was named
                                                              President of Hartford
                                                              Life in 2001 and COO
                                                              in 2000, and served
                                                              as Executive Vice
                                                              President and
                                                              Director of Hartford
                                                              Life's Investment
                                                              Products Division
                                                              from 1998 to 2000.
                                                              He was head of
                                                              Hartford Life's
                                                              Individual Life and
                                                              Annuities Division
                                                              from 1994 to 1998
                                                              after being promoted
                                                              to Senior Vice
                                                              President in 1994 and
                                                              Executive Vice
                                                              President in 1996.
                                                              Mr. Marra is also a
                                                              Managing Member and
                                                              President of Hartford
                                                              Investment Financial
                                                              Services, LLC
                                                              ("HIFSCO") and HL
                                                              Investment Advisors,
                                                              LLC ("HL Advisors").

LOWNDES ANDREW SMITH**         Director        Since 1998     Mr. Smith served as        72         N/A
(age 63)                                                      Vice Chairman of
c/o Hartford Mutual Funds                                     Hartford Financial
P.O. Box 2999                                                 Services Group, Inc.
Hartford, CT  06104-2999                                      from  February 1997
                                                              to January 2002, as
                                                              President and Chief
                                                              Executive Officer of
                                                              Hartford Life, Inc.
                                                              from February 1997 to
                                                              January 2002, and as
                                                              President and Chief
                                                              Operating

OFFICERS AND INTERESTED DIRECTORS
---------------------------------------------------------------------------------------------------------------------
                                                                                      NUMBER
                                                                                        OF
                                                                                    PORTFOLIOS
                                                 TERM OF                              IN FUND
                                POSITION         OFFICE*                              COMPLEX          OTHER
                                HELD WITH         AND             PRINCIPAL          OVERSEEN      DIRECTORSHIPS
                                  THE           LENGTH OF        OCCUPATION(S)          BY            HELD BY
NAME, AGE AND ADDRESS            COMPANY       TIME SERVED    DURING PAST 5 YEARS    DIRECTOR         DIRECTOR
---------------------------------------------------------------------------------------------------------------------
                                                              Officer of The
                                                              Hartford Life
                                                              Insurance Companies
                                                              from January 1989 to
                                                              January 2002.

DAVID M. ZNAMIEROWSKI**        President and   Since 1999     Mr. Znamierowski            53        N/A
(age 42)                       Director                       currently serves as
c/o Hartford Mutual Funds                                     President of Hartford
P.O. Box 2999                                                 Investment Management
Hartford, CT  06104-2999                                      Company ("HIMCO");
                                                              Senior Vice President
                                                              and Chief Investment
                                                              Officer for Hartford
                                                              Life Insurance
                                                              Company; Senior Vice
                                                              President of Hartford
                                                              Life, Inc.; Senior
                                                              Vice President and
                                                              Chief Investment
                                                              Officer of The
                                                              Hartford Financial
                                                              Services Group, Inc.
                                                              Mr. Znamierowski is
                                                              also a Managing
                                                              Member and Senior
                                                              Vice President of
                                                              HIFSCO and
                                                              HL Advisors.

STEPHEN T. JOYCE               Vice President  Since 2000     Mr. Joyce currently         N/A       N/A
(age 44)                                                      serves as Senior Vice
c/o Hartford Mutual Funds                                     President and
P.O. Box 2999                                                 Director of
Hartford, CT  06104-2999                                      Institutional
                                                              Products Group for
                                                              Hartford Life
                                                              Insurance Company.
                                                              Previously he served
                                                              as Vice President
                                                              (1997-1999) and
                                                              Assistant Vice
                                                              President (1994-

OFFICERS AND INTERESTED DIRECTORS
---------------------------------------------------------------------------------------------------------------------
                                                                                     NUMBER
                                                                                       OF
                                                                                    PORTFOLIOS
                                                 TERM OF                             IN FUND
                                POSITION         OFFICE*                             COMPLEX          OTHER
                                HELD WITH         AND             PRINCIPAL          OVERSEEN      DIRECTORSHIPS
                                  THE           LENGTH OF       OCCUPATION(S)           BY            HELD BY
NAME, AGE AND ADDRESS           COMPANY        TIME SERVED    DURING PAST 5 YEARS    DIRECTOR        DIRECTOR
---------------------------------------------------------------------------------------------------------------------
                                                              1997)of Hartford
                                                              Life Insurance
                                                              Company.

DAVID N. LEVENSON              Vice            Since 2000     Mr. Levenson serves         N/A      N/A
(age 36)                       President                      as Senior Vice
c/o Hartford Mutual Funds                                     President of Hartford
P.O. Box 2999                                                 Life Insurance
Hartford, CT  06104-2999                                      Company's Retail
                                                              Product Management
                                                              Group and is
                                                              responsible for all
                                                              retail product
                                                              management and
                                                              profitability.  Mr.
                                                              Levenson joined The
                                                              Hartford in 1995. Mr.
                                                              Levenson is also a
                                                              Senior Vice President
                                                              of HIFSCO.

JOHN C. WALTERS                Vice            Since 2000     Mr. Walters serves as       N/A      N/A
(age 41)                       President                      Executive Vice
c/o Hartford Mutual Funds                                     President and
P.O. Box 2999                                                 Director of the
Hartford, CT  06104-2999                                      Investment Products
                                                              Division of Hartford
                                                              Life Insurance
                                                              Company. Previously
                                                              Mr. Walters was with
                                                              First Union
                                                              Securities. Mr.
                                                              Walters is also a
                                                              Managing Member and
                                                              Executive Vice
                                                              President of HIFSCO
                                                              and HL Advisors.

OFFICERS AND INTERESTED DIRECTORS
---------------------------------------------------------------------------------------------------------------------
                                                                                      NUMBER
                                                                                        OF
                                                                                    PORTFOLIOS
                                                 TERM OF                              IN FUND
                                POSITION         OFFICE*          PRINCIPAL           COMPLEX          OTHER
                                HELD WITH         AND           OCCUPATION(S)        OVERSEEN      DIRECTORSHIPS
                                  THE           LENGTH OF          DURING               BY            HELD BY
NAME, AGE AND ADDRESS           COMPANY        TIME SERVED      PAST 5 YEARS          DIRECTOR        DIRECTOR
---------------------------------------------------------------------------------------------------------------------
ROBERT W. BELTZ,               Vice President  Since 2002     Mr. Beltz currently         N/A      N/A
JR.                                                           serves as Vice
(age 53)                                                      President, Securities
500 Bielenberg Drive                                          Operations of
Woodbury, MN                                                  Hartford
55125                                                         Administrative
                                                              Services Company
                                                              ("HASCO").  He also
                                                              has served as
                                                              Assistant Vice
                                                              President of Hartford
                                                              Life Insurance
                                                              Company since
                                                              December 2001.

KEVIN J. CARR                  Vice            Since 1998     Mr. Carr has served         N/A      N/A
(age 48)                       President and                  as Assistant General
c/o Hartford Mutual Funds      Secretary                      Counsel since 1999,
P.O. Box 2999                                                 Counsel since
Hartford, CT  06104-2999                                      November 1996 and
                                                              Associate Counsel
                                                              since November 1995,
                                                              of The Hartford
                                                              Financial Services
                                                              Group, Inc.

WILLIAM H. DAVISON, JR.        Vice President  Since 2002     Mr. Davison is a            N/A      N/A
(age 46)                                                      Managing Director and
c/o Hartford Mutual Funds                                     Director of Funds
P.O. Box 2999                                                 Management Group of
Hartford, CT  06104-2999                                      HIMCO.  Mr. Davison
                                                              is also a Vice
                                                              President of HIFSCO
                                                              and HL Advisors.

OFFICERS AND INTERESTED DIRECTORS
-------------------------------------------------------------------------------------------------------------------
                                                                                      NUMBER
                                                                                        OF
                                                                                    PORTFOLIOS
                                                 TERM OF                              IN FUND
                                POSITION         OFFICE*                              COMPLEX          OTHER
                                HELD WITH         AND              PRINCIPAL         OVERSEEN      DIRECTORSHIPS
                                  THE           LENGTH OF        OCCUPATION(s)          BY            HELD BY
NAME, AGE AND ADDRESS           COMPANY        TIME SERVED    DURING  PAST 5 YEARS   DIRECTOR        DIRECTOR
-------------------------------------------------------------------------------------------------------------------
TAMARA L. FAGELY               Vice President  Since 2002     Ms. Fagely has been         N/A      N/A
(age 44)                                                      Vice President of
500 Bielenberg Drive                                          HASCO since 1998.
Woodbury, MN                                                  Prior to 1998, she
55125                                                         was Second Vice
                                                              President of HASCO.
                                                              She also has served
                                                              as Assistant Vice
                                                              President of Hartford
                                                              Life Insurance Company
                                                              since December 2001.

BRUCE FERRIS                   Vice President  Since 2002     Mr. Ferris has served       N/A      N/A
(age 47)                                                      as Senior Vice
c/o Hartford Mutual Funds                                     President since 2003.
P.O. Box 2999                                                 Vice President since
Hartford, CT  06104-2999                                      1999 and Assistant
                                                              Vice President since
                                                              1998 and a director
                                                              of sales and marketing
                                                              in the Investment
                                                              Products Division
                                                              of Hartford Life
                                                              Insurance Company.

MARY JANE                      Vice President  Since 2003     Ms. Fortin serves as        N/A      N/A
BARTOLOTTA                                                    Senior Vice
FORTIN                                                        President, Mutual
(age 38)                                                      Funds and 529
c/o Hartford Mutual Funds                                     Programs for Hartford
P.O. Box 2999                                                 Life Insurance
Hartford, CT 06104-2999                                       Company. Prior to
                                                              January 1, 2003, she
                                                              served as Senior Vice
                                                              President and Chief
                                                              Accounting Officer of
                                                              Hartford Life, Inc.

OFFICERS AND INTERESTED DIRECTORS
---------------------------------------------------------------------------------------------------------------------
                                                                                      NUMBER
                                                                                        OF
                                                                                    PORTFOLIOS
                                                 TERM OF                              IN FUND
                                POSITION         OFFICE*                              COMPLEX          OTHER
                                HELD WITH         AND              PRINCIPAL         OVERSEEN      DIRECTORSHIPS
                                  THE           LENGTH OF        OCCUPATION(s)          BY            HELD BY
NAME, AGE AND ADDRESS           COMPANY        TIME SERVED    DURING PAST 5 YEARS     DIRECTOR        DIRECTOR
---------------------------------------------------------------------------------------------------------------------
GEORGE RICHARD JAY             Vice            Since 1998     Mr. Jay has served as       N/A      N/A
(age 51)                       President,                     Secretary and
c/o Hartford Mutual Funds      Controller                     Director, Life and
P.O. Box 2999                  and Treasurer                  Equity Accounting and
Hartford, CT  06104-2999                                      Financial Control, of
                                                              Hartford Life
                                                              Insurance Company
                                                              since 1987.

RYAN JOHNSON                   Vice            Since 2002     Mr. Johnson has             N/A      N/A
(age 42)                       President                      served as Senior Vice
c/o Hartford Mutual Funds                                     President since 2003
P.O. Box 2999                                                 and Vice President
Hartford, CT  06104-2999                                      since 1999 and a
                                                              director of sales and
                                                              marketing in the
                                                              Investment Products
                                                              Division of Hartford
                                                              Life Insurance
                                                              Company.  Previously
                                                              he was with Guardian
                                                              Investor Services
                                                              Corporation in New
                                                              York City.

* Term of Office: Each officer and director may serve until his or her successor is elected and qualifies.

** "Interested person," as defined in the 1940 Act, of the Company because of the person's affiliation with, or equity ownership of, HL Advisors or affiliated companies.

     All directors and officers of Hartford Series Fund, Inc., except for David Znamierowski, are also directors and officers of four other registered investment companies in the fund complex, which is comprised of those investment companies for which HIFSCO or HL Advisors serves as investment adviser. In addition to being a director of Hartford Series Fund, Inc. and an officer of the Company, Mr. Znamierowski is also a director of one other registered investment company in the fund complex and an officer of four other registered investment companies in the fund complex.

STANDING COMMITTEES

     The board of directors has established an Audit Committee and a Nominating Committee. Each Committee is made up of those directors who are not "interested persons" of the Company. The Audit Committee (i) oversees the Fund's accounting and financial reporting policies and practices, its internal controls and, as appropriate, the internal controls of certain service providers, (ii) appoints and compensates the Fund's independent auditors, (iii) oversees the quality and objectivity of the Fund's financial statements and the independent audit thereof, and (iv) acts as a liaison between the Fund's independent auditors and the full board of directors. The Nominating Committee screens and selects candidates to the board of directors. Any recommendations for nominees should be directed to the Secretary of the Company, who will then forward them to the Nominating Committee. The Nominating Committee will consider nominees recommended by shareholders if the Committee is considering other nominees at the time of the recommendation and if the nominee meets the Committee's criteria. The Audit Committee and Nominating Committee of Hartford Series Fund, Inc. met ten times and two times, respectively, during the fiscal year ended December 31, 2002.

     The following table discloses the dollar range of equity securities beneficially owned by each director as of December 31, 2002 (i) in the Fund and
(ii) on an aggregate basis in any registered investment company overseen by the director within the same family of investment companies.

                                                                                AGGREGATE DOLLAR RANGE OF EQUITY
                                                                                  SECURITIES IN ALL REGISTERED
                                                                                INVESTMENT COMPANIES OVERSEEN BY
                                                                                DIRECTOR IN FAMILY OF INVESTMENT
         NAME OF DIRECTOR       DOLLAR RANGE OF EQUITY SECURITIES IN THE FUND              COMPANIES
Lynn Birdsong(1)                                  None                                        None

Winifred Ellen Coleman                            None                                        None

Dr. Robert M. Gavin                               None                                        None

Duane E. Hill                                     None                                        None

Thomas M. Marra                                   None                                  $10,001-$50,000

Phillip O. Peterson                               None                                        None

Millard Handley Pryor, Jr.                        None                                        None

Lowndes Andrew Smith                              None                                   Over $100,000

John Kelley Springer(2)                           None                                   Over $100,000

David Mark Znamierowski                           None                                        None

(1) Elected director on May 13, 2003.

(2) Retired from the board on May 13, 2003.

     COMPENSATION OF OFFICERS AND DIRECTORS The Company does not pay salaries or compensation to any of its officers or directors who are employed by The Hartford. The chart below sets forth the compensation paid by the Company to the following directors for the fiscal year ended December 31, 2002 and certain other information.

                                    AGGREGATE           AGGREGATE            PENSION OR         ESTIMATED      TOTAL COMPENSATION
                                COMPENSATION FROM   COMPENSATION FROM    RETIREMENT BENEFITS     ANNUAL        FROM THE HLS FUNDS
                                 HARTFORD SERIES   HARTFORD HLS SERIES   ACCRUED AS PART OF   BENEFITS UPON  AND FUND COMPLEX PAID
  NAME OF PERSON, POSITION          FUND, INC.        FUND II, INC.       HLS FUND EXPENSES    RETIREMENT        TO DIRECTORS(1)
----------------------------------------------------------------------------------------------------------------------------------
Lynn Birdsong, Director(3)                 --                  --                  --             --                       --

Winifred E. Coleman, Director        $ 56,988             $ 1,462                  --             --                 $ 75,500

Dr. Robert M. Gavin, Director(2)     $ 27,075             $ 7,625                  --             --                 $ 53,600

Duane E. Hill, Director              $ 51,788             $ 1,462                  --             --                 $ 69,000

Phillip O. Peterson, Director(2)     $ 27,075             $ 8,275                  --             --                 $ 56,750

Millard H. Pryor, Director           $ 57,788             $ 1,462                  --             --                 $ 76,500

Lowndes A. Smith, Director           $ 27,075             $ 1,425                  --             --                 $ 38,000

John K. Springer, Director(4)        $ 52,588             $ 1,462                  --             --                 $ 70,000

(1) As of December 31, 2002, five registered investment companies in the fund complex paid compensation to the directors.

(2) Elected director on July 19, 2002.

(3) Elected director on May 13, 2003.

(4) Retired from the board on May 13, 2003.

     As of September 30, 2003, the officers and directors of Hartford Series Fund, Inc. did not own any shares of the Fund. As of that date, no person held any interest in the Fund equal to 5% or more of the outstanding shares of any class.

     The Company's Articles of Incorporation provide that the Company to the fullest extent permitted by Maryland law and the federal securities laws may indemnify the directors, officers and employees of the Company. The Articles of Incorporation do not authorize the Company to indemnify any director or officer against any liability to which he or she would otherwise be subject by reason of or for willful misfeasance, bad faith, gross negligence or reckless disregard of such person's duties.

                       INVESTMENT MANAGEMENT ARRANGEMENTS

     The Company, on behalf of the Fund, has entered into an investment management agreement with HL Investment Advisors, LLC ("HL Advisors"). The agreement provides that HL Advisors, subject to the supervision and approval of the Company's board of directors, is responsible for the management of the Fund. HL Advisors is responsible for investment management supervision of the Fund. The investment management agreement does not require HL Advisors to bear the costs of the Fund's transfer agent, registrar, and dividend disbursing agent. In addition, Hartford Life provides administrative services to the Fund including personnel, services, equipment and facilities and office space for proper operation of the Fund. The Fund pays a separate fee to Hartford Life for administrative services as discussed below under "HLS Fund Administration." Although Hartford Life has agreed to arrange for the provision of additional services necessary for the proper operation of the Fund, the Fund pays for these services directly.

     HL Advisors has entered into an investment sub-advisory agreement with Wellington Management. Under the sub-advisory agreement, Wellington Management, subject to the general supervision of the board of directors and HL Advisors, is responsible for (among other things) the day-to-day investment and reinvestment of the assets of the Fund and furnishing the Fund with advice and recommendations with respect to investments and the purchase and sale of appropriate securities for the Fund.

     The Fund pays a monthly investment management fee to HL Advisors and an administration fee to Hartford Life (these investment management and administration fees are aggregated for the purposes of presentation in the table below). These fees are accrued daily and paid monthly, at an annual rate stated as a percentage of the Fund's average daily net asset value as follows:

EQUITY INCOME HLS FUND

NET ASSET VALUE                    ANNUAL RATE
---------------                    -----------
First $250,000,000                      0.825%
Next $250,000,000                       0.775%
Next $500,000,000                       0.725%
Amount Over $1 Billion                  0.675%

     HL Advisors, not the Fund, pays the sub-advisory fees of Wellington Management. The sub-advisory fee rates are as follows:

EQUITY INCOME HLS FUND

NET ASSET VALUE                    ANNUAL RATE
---------------                    -----------
First $50,000,000                       0.350%
Next $100,000,000                       0.275%
Next $350,000,000                       0.225%
Next $500,000,000                       0.220%
Amount Over $ 1 Billion                 0.175%

     Because the Fund did not commence operations until November ___, 2003, there is no advisory fee information available for the Fund.

     Pursuant to the investment management agreement and investment sub-advisory agreement, neither HL Advisors nor Wellington Management is liable to the Fund or its shareholders for an error of judgment or mistake of law or for a loss suffered by the Fund in connection with the matters to which their respective agreements relate, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of HL Advisers or Wellington Management in the performance of their duties or from their reckless disregard of the obligations and duties under the applicable agreement.

     HL Advisors, whose principal business address is at 200 Hopmeadow Street, Simsbury, Connecticut 06089, was organized in 1981. As of __________________, 2003, HL Advisors had over $_____ billion in assets under management.

     Wellington Management Company, LLP, whose business address is, 75 State Street, Boston, MA 02109, is a professional investment counseling firm that provides services to investment companies, employee benefit plans, endowments, foundations and other institutions and individuals. Wellington Management and its predecessor organizations have provided investment advisory services since 1928. As of _________________, 2003, Wellington Management had investment management authority with respect to approximately $_____ billion in assets. Wellington Management is a Massachusetts limited liability partnership. The three managing partners of Wellington Management are Laurie A. Gabriel, Duncan M. McFarland and John R. Ryan.

     At a meeting of the board of directors of the Company on May 13, 2003, the board of directors unanimously voted to approve the investment management agreement and investment sub-advisory agreement. In this regard, the board of directors considered several factors relating to the agreements, including the following factors. The board reviewed the investment management fees to be paid to HL Advisors, and by HL Advisors to Wellington Management. In this connection, the board reviewed comparative information on investment management fees paid and expenses incurred by similarly situated funds. The board considered fee breakpoints for the Fund that gradually decrease as assets increase. The board considered other benefits to HL Advisors or its affiliates from the investment management agreement with the Fund. In addition, Hartford Life receives fees for certain services provided to the Fund. In addition, it was noted that Hartford Life and its affiliates may benefit from directed brokerage programs which are intended to recognize sales of fund shares made by various broker dealers. Such programs help to increase asset levels in the Fund which can increase revenue paid to HL Advisors and its affiliates. Based upon its review, the board concluded that it is in the interest of the Fund and its shareholders for the board to approve the investment management agreement and investment sub-advisory agreement with respect to the Fund.

     In arriving at its decision to approve the renewal of each of the agreements, the board of directors of the Company did not assign relative weights to the factors discussed above or deem any one or group of them to be controlling in and of themselves.

     The investment management agreement and investment sub-advisory agreement continue in effect for two years from initial approval and from year to year thereafter if approved annually by a vote of a majority of the directors of the Company, including a majority of the directors who are not parties to an agreement or interested persons of any party to the agreement, cast in person at a meeting called for the purpose of voting on such approval, or by holders of a majority of the Fund's outstanding voting securities. Each agreement automatically terminates upon assignment as defined under the 1940 Act. The investment management agreements may be terminated without penalty on 60 days' written notice to HL Advisors by the board of directors of the Company, by vote of the holders of a majority of the outstanding voting securities of the Fund, or on 60 days' written notice by HL Advisors to the Fund.

     The investment sub-advisory agreement may be terminated at any time without the payment of any penalty by the board of directors of the Company, by vote of a majority of the outstanding voting securities of the Fund, or by HL Advisors upon written notice to Wellington Management, and, with respect to the Fund, by Wellington Management upon 90 days' written notice to HL Advisors. The investment sub-advisory agreement also terminates automatically upon the termination of the investment management agreement.

     HL Advisors may make payments from time to time from its own resources, which may include the management fees paid by the Fund to compensate broker dealers, depository institutions, or other persons for providing distribution assistance and administrative services and to otherwise indirectly promote the sale of shares of the Fund by promoting the sale of variable contracts including paying for the preparation, printing and distribution of prospectuses and sales literature or other promotional activities.

     The Fund, HL Advisors, Hartford Securities Distribution Company and Wellington Management have each adopted a code of ethics designed to protect the interests of the Fund's shareholders. Under each code of ethics, investment personnel are permitted to trade securities for their own account, including securities that may be purchased or held by the Fund, subject to a number of restrictions. Each code of ethics has been filed with the SEC and may be viewed by the public.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

     The Company has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to any policy established by the Company's board of directors, Wellington

Management is primarily responsible for the investment decisions of the Fund and the placing of its portfolio transactions. In placing orders, it is the policy of the Fund (except as described below) to obtain the most favorable net results, taking into account various factors, including price, dealer spread or commission, if any, size of the transaction and difficulty of execution. While Wellington Management generally seek reasonably competitive spreads or commissions, the Fund does not necessarily pay the lowest possible spread or commission. Upon instructions from HL Advisors, Wellington Management may direct certain brokerage transactions to broker/dealers who also sell shares of funds in the fund complex. Upon instructions from HL Advisors, Wellington Management may also direct certain brokerage transactions to broker/dealers that pay for certain other services used by the Fund.

     Although the rules of the National Association of Securities Dealers, Inc. ("NASD") prohibit its members from seeking orders for the execution of investment company portfolio transactions on the basis of their sales of investment company shares, under such rules, sales of investment company shares may be considered by the investment company as a factor in selecting brokers to execute portfolio transactions. Accordingly, some portfolio transactions are, subject to such rules and to obtaining best prices and executions, effected through dealers who sell shares of funds in the fund complex.

     Wellington Management generally deals directly with the dealers who make a market in the securities involved (unless better prices and execution are available elsewhere) if the securities are traded primarily in the over-the-counter market. Such dealers usually act as principals for their own account. On occasion, securities may be purchased directly from the issuer. In addition, Wellington Management may effect certain "riskless principal" transactions through certain dealers in the over-the-counter market under which "commissions" are paid on such transactions. Bonds and money market securities are generally traded on a net basis and do not normally involve either brokerage commissions or transfer taxes.

     While Wellington Management seeks to obtain the most favorable net results in effecting transactions in the Fund's portfolio securities, broker-dealers who provide investment research to Wellington Management may receive orders for transactions from Wellington Management. Such research services ordinarily consist of assessments and analyses of the business or prospects of a company, industry, or economic sector. Some of these services are of value to Wellington Management or its affiliates in advising various of their clients (including the Fund), although not all of these services are necessarily useful and of value in managing the Fund. The management fee paid by the Fund is not reduced because Wellington Management or its affiliates receive these services even though they might otherwise be required to purchase some of these services for cash. To the extent consistent with Section 28(e) of the 1934 Act, Wellington Management may cause the Fund to pay a broker-dealer that provides "brokerage and research services" (as defined in the 1934 Act) to Wellington Management an amount in respect of securities transactions for the Fund in excess of the amount that another broker-dealer would have charged in respect of that transaction.

     Investment decisions for the Fund are made independently from those of any other clients that are managed by Wellington Management or its affiliates. If, however, accounts managed by Wellington Management are simultaneously engaged in the purchase of the same security, then, as authorized by the Company's board of directors, available securities may be allocated to the Fund or other client account and may be averaged as to price in a manner determined by Wellington Management to be fair and equitable. Such allocation and pricing may affect the amount of brokerage commissions paid by the Fund. In some cases, this system might adversely affect the price paid by the Fund (for example, during periods of rapidly rising or falling interest rates) or limit the size of the position obtainable for the Fund (for example, in the case of a small issue). Likewise, if accounts managed by Wellington Management are simultaneously engaged in the sale of the same security, the same process may be followed with similar consequences.

     Accounts managed by Wellington Management (or its affiliates) may hold securities held by the Fund. Because of different investment objectives or other factors, a particular security may be bought by Wellington Management for one or more clients when one or more clients are selling the same security.

     Because the Fund did not commence operations until November ____, 2003, there is no brokerage commission information available for the Fund.

                                HLS FUND EXPENSES

     The Fund assumes and pays the following costs and expenses: interest; taxes; brokerage charges (which may be to affiliated broker-dealers); costs of preparing, printing and filing any amendments or supplements to the registration forms of the Fund and its securities; all federal and state registration, qualification and filing costs and fees, issuance and redemption expenses, transfer agency and dividend and distribution disbursing agency costs and expenses; custodian fees and expenses; accounting, auditing and legal expenses; fidelity bond and other insurance premiums; fees and salaries of directors, officers and employees of the Fund other than those who are also officers of Hartford Life; industry membership dues; all annual and semiannual reports and prospectuses mailed to the Fund's shareholders as well as all quarterly, annual and any other periodic report required to be filed with the SEC or with any state; any notices required by a federal or state regulatory authority, and any proxy solicitation materials directed to the Fund shareholders as well as all printing, mailing and tabulation costs incurred in connection therewith, and any expenses incurred in connection with the holding of meetings of the Fund's shareholders, expenses related to distribution activities as provided under the Fund's Rule 12b-1 distribution plan for Class IB shares and other miscellaneous expenses related directly to the Fund's operations and interest.

                             HLS FUND ADMINISTRATION

     An Administrative Services Agreement between the Fund and Hartford Life provides that Hartford Life will manage the business affairs and provide administrative services to the Fund. Under the terms of this Agreement, Hartford Life will provide the following: administrative personnel, services, equipment and facilities and office space for proper operation of the Fund. Hartford Life has also agreed to arrange for the provision of additional services necessary for the proper operation of the Fund, although the Fund pays for these services directly. As compensation for the services to be performed by Hartford Life, the Fund pays to Hartford Life, as promptly as possible after the last day of each month, a monthly fee at the annual rate of 0.20% of the average daily net assets of the Fund. In addition to the administrative services fee, Hartford Life is compensated for fund accounting services at a competitive market rate.

     Because the Fund did not commence operations until November ___, 2003, there is no administrative fee information available for the Fund.

                            DISTRIBUTION ARRANGEMENTS

     The Fund's shares are sold by Hartford Securities Distribution Company, Inc. (the "distributor") on a continuous basis to separate accounts sponsored by The Hartford and its affiliates and to certain qualified retirement plans. The Fund's shares may also be sold by the distributor on a continuous basis to separate accounts sponsored by other insurance companies.

     The Fund has adopted a separate distribution plan (the "Plan") for Class IB shares pursuant to appropriate resolutions of the Fund's board of directors in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable rule of the NASD regarding asset based sales charges.

     Pursuant to the Plan, the Fund may compensate the distributor for its expenditures in financing any activity primarily intended to result in the sale of the Fund shares. The expenses of the Fund pursuant to the Plan are accrued on a fiscal year basis and may not exceed the annual rate of 0.25% of the Fund's average daily net assets attributable to Class IB shares. All or any portion of this fee may be remitted to dealers who provide distribution or shareholder account services.

     Distribution fees paid to the distributor may be spent on any activities or expenses primarily intended to result in the sale of the Fund's shares including
(a) compensation to and expenses, including overhead and telephone expenses, of employees of the distributor engaged in the distribution of the Class IB shares;
(b) printing and mailing of prospectuses, statements of additional information, and reports for prospective purchasers of variable annuity contracts or variable life insurance contracts ("Variable Contracts") investing indirectly in Class IB shares; (c) compensation to financial intermediaries and broker-dealers to pay or reimburse them for their services or expenses in connection with the distribution of Variable Contracts investing indirectly in Class IB shares; (d) expenses relating to the development, preparation, printing, and mailing of Fund advertisements, sales literature, and other promotional materials describing and/or relating to the Fund; (e) expenses of holding seminars and sales meetings designed to promote the distribution of the Class IB shares; (f) expenses of obtaining information and providing explanations to variable contract owners regarding the Fund's investment objectives and policies and other information about the Fund, including performance; (g) expenses of training sales personnel regarding the Fund; (h) expenses of compensating sales personnel in connection with the allocation of cash values and premiums of the Variable Contracts to the Fund; and (i) expenses of personal services and/or maintenance of Variable Contract accounts with respect to Class IB shares attributable to such accounts. The Plan is considered a compensation type plan, which means the distributor is paid the agreed upon fee regardless of the distributor's expenditures.

     In accordance with the terms of the Plan, the distributor provides to the Fund, for review by the Fund's board of directors, a quarterly written report of the amounts expended under the Plan and the purpose for which such expenditures were made.

     The Plan was adopted by a majority vote of the Fund's board of directors, including at least a majority of directors who are not, and were not at the time they voted, interested persons of the Fund as defined in the 1940 Act and do not and did not have any direct or indirect financial interest in the operation of the Plan, cast in person at a meeting called for the purpose of voting on the Plan. In approving the Plan, the directors identified and considered a number of potential benefits which the Plan may provide including the potential to increase assets in order to benefit from economies of scale. The board of directors believes that there is a reasonable likelihood that the Plan will benefit the Class IB shareholders of the Fund. Under its terms, the Plan remains in effect from year to year provided such continuance is approved annually by vote of the directors in the manner described above. The Plan may not be amended to increase materially the amount to be spent for distribution without approval of the shareholders of the Fund, and material amendments to the Plan must also be approved by the board of directors in the manner described above. The Plan may be terminated at any time, without payment of any penalty, by vote of the majority of the directors who are not interested persons of the Fund and have no direct or indirect financial interest in the operations of the Plan, or by a vote of a "majority of the outstanding voting securities" of the Fund. The Plan will automatically terminate in the event of its assignment.

     Because the Fund did not commence operations until November ___, 2003, there is no information regarding 12b-1 fees paid by the Fund.

     The distributor and its affiliates pay, out of their own assets, compensation to brokers, financial institutions and other persons for the sale and distribution of the Fund's shares and/or for the servicing of those shares. These payments may be made to supplement portfolio brokerage directed in recognition of the sale of fund shares.

                        PURCHASE AND REDEMPTION OF SHARES

     For information regarding the purchase or sale (redemption) of the Fund shares, see "Purchase and Redemption of Fund Shares" in the Fund's prospectuses.

                            SUSPENSION OF REDEMPTIONS

     Under unusual circumstances, the Fund may suspend repurchases or postpone payment of redemption proceeds for more than seven days, as permitted by federal securities law. The Fund may not suspend a shareholder's right of redemption, or postpone payment for a redemption for more than seven days, unless the New York Stock Exchange (NYSE) is closed for other than customary weekends or holidays, or trading on the NYSE is restricted, or for any period during which an emergency exists as a result of which (1) disposal by the Fund of securities owned by it is not reasonably practicable, or (2) it is not reasonably practicable for the Fund to fairly determine the value of its assets, or for such other periods as the SEC may permit for the protection of investors.

                        DETERMINATION OF NET ASSET VALUE

     The net asset value of the shares of the Fund is determined by Hartford Life in the manner described in the Fund's prospectuses. The Fund is closed for business and does not price its shares on the following business holidays: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, Christmas Day and other holidays observed by the NYSE. Securities held by the Fund are valued as follows: debt securities (other than short-term obligations) are valued on the basis of valuations furnished by an unaffiliated pricing service which determines valuations for normal institutional size trading units of debt securities. The Fund's debt investments with a maturity of 60 days or less are valued at amortized cost, which approximates market value. Short-term investments with a maturity of more than 60 days when purchased are valued based on market quotations until the remaining days to maturity become less than 61 days. From such time until maturity, the investments are valued at amortized cost.

     Equity securities are generally valued at the official closing price or the last sale price reported on principal securities exchanges (domestic or foreign) on which they are traded. If no sale took place on a particular day and in the case of certain equity securities traded over-the-counter, then such securities are valued at the mean between the bid and asked prices. Securities quoted in foreign currencies are translated into U.S. dollars at the exchange rate at the end of the reporting period. Options are valued at the last sales price; if no sale took place on a particular day, then options are valued at the mean between the bid and asked prices. Securities for which market quotations are not readily available and all other assets are valued in good faith at fair value by, or under guidelines established by, the Company's board of directors.

     Under the amortized cost method of valuation, an instrument is valued at cost and the interest payable at maturity upon the instrument is accrued as income, on a daily basis, over the remaining life of the instrument. Neither the amount of daily income nor the net asset value is affected by unrealized appreciation or depreciation of the portfolio's investments assuming the instrument's obligation is paid in full on maturity.

                          OWNERSHIP AND CAPITALIZATION

     CAPITAL STOCK The board of directors for the Company is authorized, without further shareholder approval, to authorize additional shares and to classify and reclassify shares of the Fund into one or more classes. Accordingly, the directors have authorized the issuance of two classes of shares of the Fund designated as Class IA and Class IB shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemption, and liquidation. However, each class bears different expenses and therefore the net asset values of the two classes and any dividends declared may differ between the two classes.

     SHARE CLASSES Under the Fund's multi-class plan, shares of each class of the Fund represent an equal pro-rata interest in the Fund and, generally, shall have identical voting, dividend, liquidation, and other rights, preferences, powers, restrictions, limitations, qualifications and terms and conditions, except that: (a) each class shall have a different designation; (b) each class of shares shall bear its "Class Expenses;" (c) each class shall have exclusive voting rights on any matter submitted to shareholders that relates solely to its distribution arrangements; (d) each class shall have separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class; (e) each class may have separate exchange privileges; and (f) each class may have different conversion features, although a conversion feature is not currently contemplated. Expenses currently designated as "Class Expenses" by the Company's board of directors are currently limited to payments made to the distributor for the Class IB shares pursuant to the Distribution Plan for the Class IB shares.

     VOTING Each shareholder is entitled to one vote for each share of the Fund held upon all matters submitted to the shareholders generally. Most of the shares of the Fund are held of record by insurance companies. The insurance companies will generally vote the Fund shares pro-rata according to the written instructions of the owners of Variable Contracts indirectly invested in the Fund. It is expected that such insurance companies will vote shares for which no instructions are received for or against, or in abstention, with respect to any proposals in the same proportion as the shares for which instructions are received.

     Matters in which the interests of all the series in a Company are substantially identical (such as the election of directors or the ratification of the selection of the independent auditors) are voted on by all shareholders without regard to the separate series. Matters that affect all or several series, but where the interests of the series are not substantially identical (such as approval of an investment management agreement) are voted on separately by the shareholders of each series for their series. Matters that affect only one series (such as a change in its fundamental policies) are voted on separately for the series by the shareholders of that series. Likewise, matters that affect only one class of shares of a series (such as approval of a plan of distribution) are voted on separately for that class by the holders of shares of that class.

     OTHER RIGHTS Each share of Fund stock, when issued and paid for in accordance with the terms of the offering, will be fully paid and non-assessable. Shares of Fund stock have no pre-emptive, subscription or conversion rights. Upon liquidation of the Fund, the shareholders of the Fund shall be entitled to share, pro rata, in any assets of the Fund after discharge of all liabilities and payment of the expenses of liquidation.

                             INVESTMENT PERFORMANCE

THE FUND'S PERFORMANCE

     STANDARDIZED AVERAGE ANNUAL TOTAL RETURN QUOTATIONS Average annual total return quotations for the Fund are computed by finding the average annual compounded rates of return that would cause a hypothetical investment made on the first day of a designated period to equal the ending redeemable value of such hypothetical investment on the last day of the designated period in accordance with the following formula:

                         P(1+T) TO THE POWER OF n = ERV

Where:

P    =  a hypothetical initial payment of     n       =    number of years
        $1,000, less the maximum sales
        load applicable to a Fund             ERV     =    ending redeemable value of the
                                                           hypothetical $1,000 initial
T    =  average annual total return                        payment made at the beginning of
                                                           the designated period (or
                                                           fractional portion thereof)

     The computation above assumes that all dividends and distributions made by the Fund are reinvested at net asset value during the designated period. The average annual total return quotation is determined to the nearest 1/100 of 1%.

     One of the primary methods used to measure performance is "total return." "Total return" will normally represent the percentage change in value of a class of the Fund, or of a hypothetical investment in a class of the Fund, over any period up to the lifetime of the class. Unless otherwise indicated, total return calculations assume the deduction of the maximum sales charge and usually assume the reinvestment of all dividends and capital gains distributions and are expressed as a percentage increase or decrease from an initial value, for the entire period or for one or more specified periods within the entire period. Total return calculations that do not reflect the reduction of sales charges are higher than those that do reflect such charges.

     Total return percentages for periods longer than one year are usually accompanied by total return percentages for each year within the period and/or by the average annual compounded total return for the period. The income and capital components of a given return may be separated and portrayed in a variety of ways in order to illustrate their relative significance. Performance may also be portrayed in terms of cash or investment values, without percentages. Past performance cannot guarantee any particular future result. In determining the average annual total return (calculated as provided above), recurring fees, if any, that are charged to all shareholder accounts are taken into consideration. For any account fees that vary with the size of the account, the account fee used for purposes of the above computation is assumed to be the fee that would be charged to the mean account size of a class of the Fund.

     The Fund's average annual total return quotations and yield quotations as they may appear in the prospectuses, this SAI or in advertising are calculated by standard methods prescribed by the SEC unless otherwise indicated.

     NON-STANDARDIZED PERFORMANCE In addition, in order to more completely represent the Fund's performance or more accurately compare such performance to other measures of investment return, the Fund also may include in advertisements, sales literature and shareholder reports other total return performance data ("Non-Standardized Returns"). Non-Standardized Returns are quoted for the same or different periods as those for which Standardized Return is quoted; they may consist of an aggregate or average annual percentage rate of return, actual year-by-year rates or any combination thereof. All non-standardized performance will be advertised only if the standard performance data for the same period, as well as for the required periods, is also presented.

     Past performance is no guarantee and is not necessarily indicative of future performance of the shares. Investment returns and the value of the shares will fluctuate in response to market and economic conditions as well as other factors and shares, when redeemed, may be worth more or less than their original cost.

     The Fund may also publish its distribution rate and/or its effective distribution rate. The Fund's distribution rate is computed by dividing the most recent monthly distribution per share annualized, by the current net asset value per share. The Fund's effective distribution rate is computed by dividing the distribution rate by the ratio used to annualize the most recent monthly distribution and reinvesting the resulting amount for a full year on the basis of such ratio. The effective distribution rate will be higher than the distribution rate because of the compounding effect of the assumed reinvestment. The Fund's yield is calculated using a standardized formula, the income component of which is computed from the yields to maturity of all debt obligations held by the Fund based on prescribed methods (with all purchases and sales of securities during such period included in the income calculation on a settlement date basis), whereas the distribution rate is based on the Fund's last monthly distribution. The Fund's monthly distribution tends to be relatively stable and may be more or less than the amount of net investment income and short-term capital gain actually earned by the Fund during the month (see "Dividends and Distributions" and "Federal Income Taxes" in the Fund's prospectuses).

     Other data that may be advertised or published about the Fund include the average portfolio quality, the average portfolio maturity and the average portfolio duration.

     STANDARDIZED YIELD QUOTATIONS The yield of a class is computed by dividing the class's net investment income per share during a base period of 30 days, or one month, by the maximum offering price per share of the class on the last day of such base period in accordance with the following formula:

                         a-b
                     2[( --- + 1) TO THE POWER OF 6 - 1]
                         cd

Where:

a    =   net investment income earned
         during the period attributable to
         the subject class

b    =   net expenses accrued for the
         period attributable to the subject
         class

c    =   the average daily number of shares
         of the subject class outstanding
         during the period that were
         entitled to receive dividends

d    =   the maximum offering price per
         share of the subject class on the
         last day of the period

     Net investment income will be determined in accordance with rules established by the SEC.

     GENERAL INFORMATION From time to time, the Fund may advertise its performance compared to similar funds using certain unmanaged indices, reporting services and publications. Descriptions of some of the indices which may be used are listed below.

     The Standard & Poor's 500 Composite Stock Price Index is a well-diversified list of 500 companies representing the U.S. stock market.

     The Russell 1000 Value Index is an unmanaged index measuring the performance of those Russell 1000 Index companies with lower price-to-book ratios and lower forecasted growth values. (The Russell 1000 Index is an unmanaged index that measures the performance of the 1,000 largest U.S. companies based on total market capitalization.)

     In addition, from time to time in reports and promotions: (1) the Fund's performance may be compared to other groups of mutual funds tracked by: (a) Lipper Analytical Services, a widely used independent research firm which ranks mutual funds by overall performance, investment objectives, and assets; (b) Morningstar, Inc., another widely used independent research firm which ranks mutual funds by overall performance, investment objectives, and assets; or (c) other financial or business publications, such as BUSINESS WEEK, MONEY MAGAZINE, FORBES and BARRON'S which provide similar information; (2) the Consumer Price Index (a measure of inflation) may be used to assess the real rate of return from an investment in the Fund; (3) other statistics such as GNP, and net import and export figures derived from governmental publications (E.G., The Survey of Current Business) or other independent parties (E.G., the Investment Company Institute), may be used to illustrate investment attributes of the Fund or the general economic, business, investment, or financial environment in which the Fund operates; (4) various financial, economic and market statistics developed by brokers, dealers and other persons may be used to illustrate aspects of the Fund's performance; (5) the effect of tax-deferred compounding on the Fund's investment returns, or on returns in general, may be illustrated by graphs, charts, etc. where such graphs or charts would compare, at various points in time, the return from an investment in the Fund (or returns in general) on a tax-deferred basis (assuming reinvestment of capital gains and dividends and assuming one or more tax rates) with the return on a taxable basis; and (6) the sectors or industries in which the Fund invests may be compared to relevant indices or surveys (E.G., S&P Industry Surveys) in order to evaluate the Fund's historical performance or current or potential value with respect to the particular industry or sector.

     From time to time, in reports or promotional literature, the Fund may discuss, or provide quotes or commentary of their current portfolio managers, strategists, and other investment personnel, with respect to: the economy; securities markets; portfolio securities and their issuers; investment philosophies; strategies; techniques and criteria used in the selection of securities to be purchased or sold for the Fund; the Fund's portfolio holdings, including the description or graphical representation of portfolio risk and other fundamental data; the investment research and analysis process; the formulation of investment recommendations; and the assessment and evaluation of credit, interest rate, market and economic risks, and similar or related matters. The Fund may also quote or reprint all or a portion of evaluations or descriptions of fund performance and operations appearing in various independent publications.

     From time to time, the Fund and HL Advisors also may refer to the following information:

     - The geographic and industry distribution of the Fund's portfolios and the Fund's top ten holdings;
     - To assist investors in understanding the different returns and risk characteristics of various investments, historical returns of various investments and published indices;
     - Rankings by DALBAR Surveys, Inc. with respect to mutual fund shareholder services;
     - Allegorical stories illustrating the importance of persistent long-term investing;
     - The Fund's portfolio turnover rate and its ranking relative to industry standards as published by Lipper(R) Inc. or Morningstar, Inc.;
     - Historical information regarding HL Advisors, Wellington Management and their affiliates; and
     -    Historical information regarding the asset size of the Fund.

     The Fund's investment performance may be advertised in various financial publications, newspapers and magazines or other media.

     From time to time the Company may publish the sales of shares of the Fund on a gross or net basis and for various periods of time, and compare such sales with sales similarly reported by other investment companies.

     The Fund is offered exclusively through Variable Contracts and to certain qualified retirement plans. Performance information presented for the Fund should not be compared directly with performance information of other Variable Contracts without taking into account insurance-related charges and expenses payable with respect to the Variable Contracts. Insurance related charges and expenses are not reflected in the Fund's performance information and reduces an investor's return under the Contract. The Fund's annual and semi-annual reports will also contain additional performance information. These reports will be distributed to all current shareholders and will be made available to potential investors upon request and without charge.

                                      TAXES

     FEDERAL TAX STATUS OF THE FUND

THE FOLLOWING DISCUSSION OF THE FEDERAL TAX STATUS OF THE FUND IS A GENERAL AND ABBREVIATED SUMMARY BASED ON TAX LAWS AND REGULATIONS IN EFFECT ON THE DATE OF THIS SAI. TAX LAW IS SUBJECT TO CHANGE BY LEGISLATIVE, ADMINISTRATIVE OR JUDICIAL ACTION.

     The Fund is treated as a separate taxpayer for federal income tax purposes. The Company intends for the Fund to elect to be treated as a REGULATED INVESTMENT COMPANY under Subchapter M of Chapter 1 of the Internal Revenue Code of 1986, as amended (the "Code") and to qualify as a REGULATED INVESTMENT COMPANY each year. If the Fund: (1) continues to qualify as a REGULATED INVESTMENT COMPANY, and (2) distributes to its shareholders at least 90% of its investment company taxable income (including for this purpose its net ordinary investment income and net realized short-term capital gains) and 90% of its tax-exempt interest income (reduced by certain expenses) (the "90% distribution requirement") (which the Company intends the Fund to do), then under the provisions of Subchapter M, the Fund should have little or no income taxable to it under the Code. In particular, the Fund is not subject to federal income tax on the portion of its investment company taxable income and net capital gain (I.E., net long-term capital gain in excess of short-term capital loss) it distributes to shareholders (or treats as having been distributed to shareholders).

     The Fund must meet several requirements to maintain its status as a REGULATED INVESTMENT COMPANY. These requirements include the following: (1) at least 90% of the Fund's gross income for each taxable year must be derived from dividends, interest, payments with respect to loaned securities, gains from the sale or disposition of securities (including gains from related investments in foreign currencies), and other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in such securities or currencies; and (2) at the close of each quarter of the Fund's taxable year, (a) at least 50% of the value of the Fund's total assets must consist of cash, cash items, securities of other REGULATED INVESTMENT COMPANIES, U.S. Government securities and other securities which, with respect to any one issuer, do not represent more than 5% of all of the Fund's assets nor more than 10% of the outstanding voting securities of such issuer, and (b) the Fund must not invest more than 25% of its total assets in the securities of any one issuer (other than U.S. Government securities or the securities of other REGULATED INVESTMENT COMPANIES), or of any two or more issuers that are controlled by the Fund and that are engaged in the same or similar trades or businesses or related trades or businesses.

     The Fund should not be subject to the 4% federal excise tax imposed on REGULATED INVESTMENT COMPANIES that do not distribute substantially all their income and gains each calendar year, if the Fund's only shareholders are segregated asset accounts of life insurance companies supporting variable life insurance contracts or variable annuity contracts, and certain qualified retirement plans.

     The Fund also intends to comply with Section 817(h) of the Code and the regulations issued thereunder, which impose certain investment diversification requirements on life insurance companies' separate accounts that are used to support variable life insurance contracts and variable annuity contracts. Such separate accounts may meet these requirements by investing solely in the shares of a mutual fund registered under the 1940 Act as an open-end management investment company such as the Fund. These requirements are in addition to the diversification requirements of subchapter M and of the 1940 Act, and may affect the securities in which the Fund may invest. In order to comply with future requirements of Section 817(h) (or related provisions of the Code), the Fund may be required, for example, to alter its investment objectives.

     The 817(h) requirements place certain limitations on the assets of each separate account (or underlying mutual fund) that may be invested in securities of a single issuer. These limitations apply to the Fund's assets that may be invested in securities of a single issuer. Specifically, the regulations provide that, except as permitted by a "safe harbor" described below, as of the end of each calendar quarter, or within 30 days thereafter:

- no more than 55% of the Fund's total assets may be represented by any one investment
-    no more than 70% by any two investments
-    no more than 80% by any three investments
-    no more than 90% by any four investments

     Section 817(h) provides, as a safe harbor, that a separate account will be treated as being adequately diversified if the diversification requirements under Subchapter M are satisfied and no more than 55% of the value of the account's total assets are cash and cash items, government securities, and securities of other REGULATED INVESTMENT companies. For purposes of Section 817(h), all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are treated as a single investment. In addition, each U.S. Government agency or instrumentality is treated as a separate issuer, while the securities of a particular foreign government and its agencies, instrumentalities, and political subdivisions are considered securities issued by the same issuer.

     Investment income received from sources within foreign countries, or capital gains earned by the Fund from investing in securities of foreign issuers, may be subject to foreign income taxes withheld at the source. In this regard, withholding tax rates in countries with which the United States does not have a tax treaty are often as high as 35% or more. The United States has entered into tax treaties with many foreign countries that may entitle the Fund to a reduced rate of tax or exemption from tax on this related income and gains. The effective rate of foreign tax cannot be determined at this time since the amount of the Fund's assets to be invested within various countries is not now known. The Company intends that the Fund will seek to operate so as to qualify for treaty-reduced rates of tax when applicable. Owners of variable life insurance and variable annuity contracts investing in the Fund bear the costs of any foreign tax, but are not be able to claim a foreign tax credit or deduction for these foreign taxes.

     The Fund's transactions in options contracts and futures contracts are subject to special provisions of the Code that, among other things, may affect the character of gains and losses realized by the Fund (that is, may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the Fund and defer losses of the Fund. These rules: (1) could affect the character, amount and timing of distributions to shareholders of the Fund,
(2) could require the Fund to "mark to market" certain types of the positions in its portfolio (that is, treat them as if they were closed out), and (3) may cause the Fund to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the distribution requirements for avoiding income and excise taxes described above. The Company seeks to monitor transactions of the Fund, to make the appropriate tax elections on behalf of the Fund and to make the appropriate entries in the Fund's books and records when the Fund acquires any option, futures contract or hedged investment, to mitigate the effect of these rules and prevent disqualification of the Fund as a REGULATED INVESTMENT COMPANY.

     If for any taxable year the Fund fails to qualify as a REGULATED INVESTMENT COMPANY, all of its taxable income becomes subject to federal, and possibly state and local, income tax at the regular corporate rates (without any deduction for distributions to its shareholders). In addition, if for any taxable year the Fund fails to qualify as a REGULATED INVESTMENT COMPANY, owners of variable life insurance contracts and variable annuity contracts who have indirectly invested in the Fund might be taxed currently on the investment earnings under their contracts and thereby lose the benefit of tax deferral. Likewise, if the Fund fails to comply with the diversification requirements of section 817(h) of the Code and the regulations thereunder, owners of variable life insurance contracts and variable annuity contracts who have indirectly invested in the Fund would be taxed on the investment earnings under their contracts and thereby lose the benefit of tax deferral. Accordingly, compliance with the above rules is carefully monitored by the Fund's investment advisers and the Fund intends to comply with these rules as they exist or as they may be modified from time to time. Compliance with the tax requirements described above may result in lower total return for the Fund than would otherwise be the case, since, to comply with the above rules, the investments utilized (and the time at which such investments are entered into and closed out) may be different from what the Fund's investment subadviser might otherwise select.

     If the Fund acquires stock in a foreign corporation that receives at least 75% of its annual gross income from passive sources (such as interest, dividends, rents, royalties or capital gain) or holds at least 50% of its total assets in investments producing such passive income ("passive foreign investment companies"), the Fund could be subject to federal income tax at ordinary income rates and additional interest charges on "excess distributions" received from such companies or gain from the sale of stock in such companies, even if all income or gain actually received by the Fund is timely distributed to its shareholders. The Fund would not be able to pass through to its shareholders any credit or deduction for such a tax. As a result, owners of variable life insurance contracts and variable annuity contracts investing in the Fund would bear the cost of these taxes and interest charges. Certain elections may, if available, ameliorate these adverse tax consequences, but may require the Fund to recognize taxable income or gain without the concurrent receipt of cash. The fund may limit and/or manage its holdings in passive foreign investment companies to minimize its tax liability.

     Foreign exchange gains and losses realized by the Fund in connection with certain transactions involving non-dollar debt securities, certain foreign currency futures contracts, foreign currency option contracts, foreign currency forward contracts, foreign currencies, or payables or receivables denominated in a foreign currency are subject to Code provisions which generally treat such gains and losses as ordinary income and losses and may affect the amount, timing and character of distributions to shareholders. Any such transactions that are not directly related to the Fund's investment in securities (possibly including speculative currency positions or currency derivatives not used for hedging purposes) could, under future Treasury regulations, produce income not among the types of "qualifying income" from which the Fund must derive at least 90% of its annual gross income.

     If the Fund invests in certain PIKs, zero coupon securities or certain deferred interest securities (and, in general, any other securities with original issue discount or with market discount if the Fund elects to include market discount in current income) it must accrue income on such investments prior to the receipt of the corresponding cash. However, because the Fund must meet the 90% distribution requirement to qualify as a REGULATED INVESTMENT COMPANY, it may have to dispose of its portfolio investments under disadvantageous circumstances to generate cash, or may have to leverage itself by borrowing the cash, to satisfy the applicable distribution requirements.

     The federal income tax rules applicable to interest rate swaps, caps and floors are unclear in certain respects, and the Fund may be required to account for these transactions in a manner that, in certain circumstances, may limit the degree to which it may utilize these transactions.

INVESTOR TAXATION

     Under current law, owners of variable life insurance contracts and variable annuity contracts and employee benefit plan participants who are indirectly invested in the Fund generally are not subject to federal income tax on Fund earnings or distributions or on gains realized upon the sale or redemption of Fund shares until they are withdrawn from the contract or plan. FOR INFORMATION CONCERNING THE FEDERAL INCOME TAX CONSEQUENCES TO THE OWNERS OF VARIABLE LIFE INSURANCE CONTRACTS AND VARIABLE ANNUITY CONTRACTS, SEE THE PROSPECTUSES FOR SUCH CONTRACTS. FOR INFORMATION CONCERNING THE FEDERAL INCOME TAX CONSEQUENCES TO PLAN PARTICIPANTS, SEE THE SUMMARY PLAN DESCRIPTION OR CONTACT YOUR PLAN ADMINISTRATOR.

                                    CUSTODIAN

     Portfolio securities of the Fund are held pursuant to a Custodian Agreement between the Company and State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110.

                                 TRANSFER AGENT

     Hartford Investor Services Company, LLC, 200 Hopmeadow Street, Simsbury, Connecticut 06089, serves as Transfer and Dividend Disbursing Agent for the Fund. The transfer agent issues and redeems shares of the Fund and disburses any dividends declared by the Fund.

                                   DISTRIBUTOR

     Hartford Securities Distribution Company, Inc., 200 Hopmeadow Street, Simsbury, Connecticut 06089, acts as the Fund's distributor.

                              INDEPENDENT AUDITORS

     The financial statements and the financial highlights will be audited by Ernst & Young, LLP, independent auditors for the Fund. The principal business address of Ernst & Young, LLP is 200 Clarendon Street, Boston, Massachusetts 02116.

                      PROXY VOTING POLICIES AND PROCEDURES

     The Fund has granted to Wellington Management the authority to vote proxies on its behalf with respect to the assets managed by Wellington Management. Wellington Management votes proxies in what it believes are the best economic interests of its clients and in accordance with its Proxy Policies and Procedures. Wellington Management's Proxy Committee is responsible for the review and oversight of the firm's Proxy Policies and Procedures. The Proxy Group within Wellington Management's Legal Services Department is responsible for the day-to-day administration of the proxy voting process. Although Wellington Management may utilize the services of various external resources in analyzing proxy issues and has established its own Proxy Guidelines setting forth general guidelines for voting proxies, Wellington Management personnel analyze all proxies and vote proxies based on their assessment of the merits of each proposal. The Fund's portfolio manager has the authority to determine the final vote for securities held in the Fund, unless the portfolio manager is determined to have a material conflict of interest related to that proxy vote.

     Wellington Management maintains procedures designed to identify and address material conflicts of interest in voting proxies. The Proxy Committee sets standards for identifying material conflicts based on client, vendor and lender relationships. Proxy votes for which Wellington Management identifies a material conflict are reviewed by designated members of the Proxy Committee or by the entire Committee in some cases to resolve the conflict and direct the vote.

     Wellington Management may be unable to vote or may determine not to vote a proxy on behalf of the Fund due to securities lending, share blocking and re-registration requirements, lack of adequate information, untimely receipt of proxy materials, immaterial impact of the vote, and/or excessive costs.

                              FINANCIAL STATEMENTS

     An annual report for the Fund will be available once the Fund has completed its first annual period.

                                    APPENDIX

     The rating information which follows describes how the rating services mentioned presently rate the described securities. No reliance is made upon the rating firms as "experts" as that term is defined for securities purposes. Rather, reliance on this information is on the basis that such ratings have become generally accepted in the investment business.

RATING OF BONDS

     MOODY'S INVESTORS SERVICE, INC. ("MOODY'S")

     Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

     A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

     Baa - Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Ba - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     Caa - Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

     Ca - Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

     C - Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever earning any real investment standing.

     STANDARD AND POOR'S CORPORATION ("STANDARD & POOR'S")

     AAA - Bonds rated AAA are the highest grade obligations. Capacity to pay interest and repay principal is extremely strong.

     AA - Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from AAA issues only in small degree.

     A - Bonds rated A have a very strong capacity to pay interest and repay principal although they are somewhat more susceptible to the considerable investment strength but are not entirely free from adverse effects of changes in circumstances and economic conditions than debt in the highest rated categories.

     BBB - Bonds rated BBB and regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category then in higher rated categories.

     BB, B, CCC, CC, C - Debt rated BB, B, CCC, CC, and C is regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

RATING OF COMMERCIAL PAPER

     MOODY'S

     Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

-    Leading market positions in well-established industries.

-    High rates of return on funds employed.

- Conservative capitalization structures with moderate reliance on debt and ample asset protection.

- Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

- Well-established access to a range of financial markets and assured sources of alternate liquidity.

     Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

     Issuers rated Prime-3 (or related supporting institutions) have an acceptable capacity for repayment of short-term promissory obligations. The effect of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained.

     Issuers rated Not Prime do not fall within any of the Prime rating categories.

     STANDARD & POOR'S

     The relative strength or weakness of the following factors determines whether the issuer's commercial paper is rated A-1 or A-2.

-    Liquidity ratios are adequate to meet cash requirements.

          Liquidity ratios are basically as follows, broken down by the type of issuer:

          Industrial Company: acid test ratio, cash flow as a percent of current liabilities, short-term debt as a percent of current liabilities, short-term debt as a percent of current assets.

          Utility: current liabilities as a percent of revenues, cash flow as a percent of current liabilities, short-term debt as a percent of capitalization.

          Finance Company: current ratio, current liabilities as a percent of net receivables, current liabilities as a percent of total liabilities.

     The long-term senior debt rating is "A" or better; in some instances "BBB" credits may be allowed if other factors outweigh the "BBB".

-    The issuer has access to at least two additional channels of borrowing.
- Basic earnings and cash flow have an upward trend with allowances made for unusual circumstances.
- Typically, the issuer's industry is well established and the issuer has a strong position within its industry.
-    The reliability and quality of management are unquestioned.

INTERNATIONAL LONG-TERM CREDIT RATINGS

     FITCH, INC.

     The following ratings scale applies to foreign currency and local currency ratings.

INVESTMENT GRADE

     AAA
     Highest credit quality. "AAA" ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

     AA
     Very high credit quality. "AA" ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

     A
     High credit quality. "A" ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

     BBB
     Good credit quality. "BBB" ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

SPECULATIVE GRADE

     BB
     Speculative. "BB" ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

     B
     Highly speculative. "B" ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

     CCC, CC, C
     High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A "CC" rating indicates that default of some kind appears probable. "C" ratings signal imminent default.

     DDD, DD, D
     Default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. "DDD" obligations have the highest potential for recovery, around 90% - 100% of outstanding amounts and accrued interest. "DD" indicates potential recoveries in the range of 50% - 90% and "D" the lowest recovery potential, i.e., below 50%.

     Entities rated in this category have defaulted on some or all of their obligations. Entities rated "DDD" have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated "DD" and "D" are generally undergoing a formal reorganization or liquidation process; those rated "DD" are likely to satisfy a higher portion of their outstanding obligations, while entities rated "D" have a poor prospect of repaying all obligations.

INTERNATIONAL SHORT-TERM CREDIT RATINGS

     FITCH, INC.
     The following ratings scale applies to foreign currency and local currency ratings. A Short-term rating has a time horizon of less than 12 months for most obligations, or up to three years for US public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

     F1
     Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

     F2
     Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

     F3
     Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

     B
     Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

     C
     High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

     D
     Default.  Denotes actual or imminent payment default.

NOTES TO LONG-TERM AND SHORT-TERM RATINGS: "+" or "-" may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the "AAA" Long-term rating category, to categories below "CCC", or to Short-term ratings other than "F1".

"NR" indicates that Fitch Ratings does not rate the issuer or issue in question.

"Withdrawn": A rating is withdrawn when Fitch Ratings deems the amount of information available to be inadequate for rating purposes, or when an obligation matures, is called, or refinanced.

Rating Watch: Ratings are placed on Rating Watch to notify investors that there is a reasonable probability of a rating change and the likely direction of such change. These are designated as "Positive", indicating a potential upgrade, "Negative", for a potential downgrade, or "Evolving", if ratings may be raised, lowered or maintained. Rating Watch is typically resolved over a relatively short period.

     A Rating Overlook indicates the direction a rating is likely to move over a one to two-year period. Outlooks may be positive, stable or negative. A positive or negative Rating Outlook does not imply a rating change is inevitable. Similarly, ratings for which outlooks are "stable" could be upgraded or downgraded before an outlook moves to positive or negative if circumstances warrant such an action. Occasionally, Fitch Ratings may be unable to identify the fundamental trend. In these cases, the Rating Outlook may be described as evolving.

                                     PART C

                                OTHER INFORMATION

Item 23.  EXHIBITS

          a.(i) Articles of Incorporation (incorporated by reference to Initial Registration Statement filed on February 2, 1998)

          a.(ii) Articles Supplementary, dated August 20, 2002 (incorporated by reference to Post-Effective Amendment #16 filed on August 29, 2002)

          a.(iii) Articles Supplementary, dated September 9, 2002 (incorporated by reference to Post-Effective Amendment #18 filed on February 11, 2003)

          a.(iv) Articles Supplementary, dated January 7, 2003 (incorporated by reference to Post-Effective Amendment #18 filed on February 11, 2003)

          a.(v)    Articles Supplementary, dated June 10, 2003 (filed herewith)

          b.       By-Laws (filed herewith)

          c.       Not Applicable

          d.(i) Amended and Restated Investment Management Agreement (incorporated by reference to Post-Effective Amendment #18 filed on February 11, 2003) (Hartford Advisers HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford Global Advisers HLS Fund, Hartford International Opportunities HLS Fund, Hartford MidCap HLS Fund, Hartford Small Company HLS Fund, Hartford Stock HLS
                   Fund)

          d.(ii) Amended and Restated Investment Management Agreement (incorporated by reference to Post-Effective Amendment #18 filed on February 11, 2003) (Hartford Focus HLS Fund, Hartford Global Communications HLS Fund, Hartford Global Financial Services HLS Fund, Hartford Global Health HLS Fund, Hartford Global Leaders HLS Fund, Hartford Global Technology HLS Fund, Hartford Growth and Income HLS Fund, Hartford Growth HLS Fund, Hartford High Yield HLS Fund, Hartford International Capital Appreciation HLS Fund, Hartford International Small Company HLS Fund, Hartford MidCap Value HLS Fund, Hartford Value HLS Fund)

          d.(iii) Form of Amendment Number 1 to Amended and Restated Investment Management Agreement (to be filed by Amendment)
          d.(iv) Amended and Restated Investment Advisory Agreement (incorporated by reference to Post-Effective Amendment #18 filed on February 11, 2003) (Hartford Bond HLS Fund, Hartford Index HLS Fund, Hartford Money Market HLS Fund, Hartford Mortgage Securities HLS Fund)

          d.(v) Amended and Restated Sub-Advisory Agreement with Wellington Management Company, LLP (incorporated by reference to Post-Effective Amendment #18 filed on February 11, 2003) (Hartford Advisers HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford Global Advisers HLS Fund, Hartford International Opportunities HLS Fund, Hartford MidCap HLS Fund, Hartford Small Company HLS Fund, Hartford Stock HLS Fund)

          d.(vi) Amended and Restated Sub-Advisory Agreement with Wellington Management Company, LLP (incorporated by reference to Post-Effective Amendment #18 filed on February 11, 2003) (Hartford Focus HLS Fund, Hartford Global Communications HLS Fund, Hartford Global Financial Services HLS Fund, Hartford Global Health HLS Fund, Hartford Global Leaders HLS Fund, Hartford Global Technology HLS Fund, Hartford Growth and Income HLS Fund, Hartford Growth HLS Fund, Hartford International Capital Appreciation HLS Fund, Hartford International Small Company HLS Fund, Hartford MidCap Value HLS Fund, Hartford Value HLS Fund)

          d.(vii) Form of Amendment Number 1 to Amended and Restated Sub-Advisory Agreement with Wellington Management Company, LLP (to be filed by Amendment)

          d.(viii) Amended and Restated Investment Services Agreement with
                   Hartford Investment Management Company (incorporated by reference to Post-Effective Amendment #18 filed on February 11, 2003) (Hartford High Yield HLS Fund)

          d.(ix) Amended and Restated Investment Services Agreement with Hartford Investment Management Company (incorporated by reference to Post-Effective Amendment #18 filed on February 11, 2003) (Hartford Bond HLS Fund, Hartford Index HLS Fund, Hartford Money Market HLS Fund, Hartford Mortgage Securities HLS Fund)

          e.(i) Amended and Restated Principal Underwriting Agreement (incorporated by reference to Post-Effective Amendment #18 filed on February 11, 2003)

          e.(ii) Form of Amendment Number 1 to Amendment and Restated Principal Underwriting Agreement (to be filed by Amendment)

          f.       Not Applicable

          g.(i) Amended and Restated Custodian Contract (incorporated by reference to Post-Effective Amendment #18 filed on February 11, 2003)

          g.(ii) Form of Amendment Number 1 to Amended and Restated Custodian Contract (to be filed by Amendment)

          h.(i) Amended and Restated Share Purchase Agreement - Hartford Life Insurance Company (incorporated by reference to Post-Effective Amendment #20 filed on April 30, 2003)

          h.(ii) Amended and Restated Share Purchase Agreement - Hartford Life and Annuity Insurance Company (incorporated by reference to Post-Effective Amendment #20 filed on April 30, 2003)

          h.(iii) Share Purchase Agreement - First Fortis Life Insurance Company (filed herewith)

          h.(iv) Share Purchase Agreement - Fortis Benefits Insurance Company (filed herewith)

          h.(v) Amended and Restated Administrative Services Agreement (incorporated by reference to Post-Effective Amendment #18 filed on February 11, 2003)

          h.(vi) Form of Amendment Number 1 to Amended and Restated Administrative Services Agreement (to be filed by Amendment)

          h.(vii) Transfer Agency and Service Agreement between Hartford Series Fund, Inc. and Hartford Investors Services Company LLC dated March 1, 2003 (incorporated by reference to Post-Effective Amendment #20 filed on April 30, 2003)

          h.(viii) Form of Amendment Number 1 to Transfer Agency and Service
                   Agreement between Hartford Series Fund, Inc. and Hartford Investors Services Company LLC dated March 1, 2003 (to be filed by Amendment)

          i.       Opinion and Consent of Counsel (to be filed by Amendment)

          j.       Not Applicable

          k.       Not Applicable

          l.       Not Applicable
          m.(i) Amended and Restated Rule 12b-1 Distribution Plan (incorporated by reference to Post-Effective Amendment #18 filed on February 11, 2003)

          m.(ii) Form of Amended and Restated Distribution Plan Class IB Shares (to be filed by Amendment)

          n.(i) Amended and Restated Multi-Class Plan Pursuant to Rule 18f-3 (incorporated by reference to Post-Effective Amendment #18 filed on February 11, 2003)

          n.(ii) Form of Amended and Restated Plan Pursuant to Rule 18f-3 (to be filed by Amendment)

          o.       Not Applicable

          p.(i) Code of Ethics of HL Investment Advisors, LLC (incorporated by reference to Post-Effective Amendment #13 filed on April 30, 2002)

          p.(ii) Code of Ethics of Hartford Investment Management Company (incorporated by reference to Post-Effective Amendment #13 filed on April 30, 2002)

          p.(iii) Code of Ethics of Hartford Securities Distribution Company, Inc. (incorporated by reference to Post-Effective Amendment #7 filed on April 28, 2000)

          p.(iv) Code of Ethics of Wellington Management Company, LLP (incorporated by reference to Post-Effective Amendment #7 filed on April 28, 2000)

          q.(i) Power of Attorney (incorporated by reference to Post-Effective Amendment #16 filed on August 29, 2002)

          q.(ii) Certified copy of Board Resolution (incorporated by reference to Post-Effective Amendment #18 filed on February 11, 2003)

Item 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

          As of July 31, 2003, any persons directly or indirectly under common control with Hartford Series Fund, Inc. are affiliates of, and are controlled by, The Hartford Financial Services Group, Inc., a Maryland corporation. Information about all such persons is incorporated herein by reference to the Form 10-K of The Hartford Financial Services Group, Inc. filed on March 3, 2003.

Item 25.  INDEMNIFICATION

     The relevant portion of Article V of the Articles of Incorporation provides:

                 (f) The Corporation shall indemnify (i) its directors and officers, whether serving the Corporation or at its request any other entity, to the full extent required or permitted by the General Laws of the State of Maryland and the federal securities laws now or hereafter in force, including the advance of expenses under the procedures and to the full extent permitted by law, and (ii) other employees and agents to such extent as shall be authorized by the Board of Directors or the Bylaws and as permitted by law. Nothing contained herein shall be construed to protect any director or officer of the Corporation against any liability to the Corporation or its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. The foregoing rights of indemnification shall not be exclusive of any other rights to which those seeking indemnification may be entitled. The Board of Directors may take such action as is necessary to carry out these indemnification provisions and is expressly empowered to adopt, approve and amend from time to time such bylaws, resolutions or contracts implementing such provisions or such further indemnification arrangements as may be permitted by law. No amendment of the charter of the Corporation or repeal of any of its provisions shall limit or eliminate the right of indemnification provided hereunder with respect to acts or omissions occurring prior to such amendment or repeal.

                 (g) To the fullest extent permitted by Maryland statutory or decisional law, as amended or interpreted, and the Investment Company Act, no director or officer of the Corporation shall be personally liable to the Corporation or its stockholders for money damages; provided, however, that nothing herein shall be construed to protect any director or officer of the Corporation against any liability to the Corporation or its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. No amendment of the charter of the Corporation or repeal of any of its provisions shall limit or eliminate the limitation of liability provided to directors and officers hereunder with respect to any act or omission occurring prior to such amendment or repeal.

                 Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the "Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person in connection with the securities being registered), the Registrant undertakes that it will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the questions whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

          HL Investment Advisors, LLC serves as investment adviser to each of the investment companies included in this Registration Statement.

                                 POSITION WITH HL
   NAME                          INVESTMENT ADVISORS, LLC       OTHER BUSINESS
   ----                          ------------------------       --------------
   Thomas M. Marra               President, CEO and Manager     President and Chief Operating Officer of
                                                                Hartford Life, Inc.(1) ("HL Inc.")

   John C. Walters               Executive Vice President and   Executive Vice President and Director of
                                 Manager                        the Investment Products Division of
                                                                Hartford Life Insurance Company(2)
                                                                ("HLIC")

   Walter E. Watkins, Jr.        Chief Compliance Officer       Chief Compliance Officer of Hartford
                                                                Investment Financial Services, LLC(3)

   William H. Davison, Jr.       Senior Vice President          Managing Director of Hartford Investment
                                                                Management Company(4) ("Hartford
                                                                Investment Management")

   Stephen T. Joyce              Senior Vice President          Senior Vice President and Director of
                                                                Investment Products Management for HLIC

   David N. Levenson             Senior Vice President          Senior Vice President of HLIC

   Christine H. Repasy           Senior Vice President,         Senior Vice President and General Counsel
                                 General Counsel and Corporate  of HL Inc.
                                 Secretary

   David Znamierowski            Senior Vice President and      President of Hartford Investment
                                 Manager                        Management

   George R. Jay                 Controller                     Secretary and Director of HLIC

   David A. Carlson              Vice President and Director    Vice President and Director of Taxes of
                                 of Taxes                       HL Inc.

   Kevin J. Carr                 Vice President and Assistant   Assistant General Counsel of The Hartford
                                 Secretary                      Financial Services Group, Inc.(5) ("The
                                                                Hartford")

   Mary Jane Bartolotta Fortin   Vice President                 Senior Vice President and Chief
                                                                Accounting Officer of HL Inc.

   Bruce W. Ferris               Manager                        Vice President and a Director of Sales
                                                                and Marketing in the Investment Products
                                                                Division of HLIC

   Ryan W. Johnson               Manager                        Vice President and Director of Sales and
                                                                Marketing in the Investment Products
                                                                Division of HLIC

   John N. Giamalis              Treasurer                      Vice President of HL Inc.

   Todd G. Picken                Assistant Treasurer            Assistant Treasurer of HLIC

   Dawn Marie Cormier            Assistant Secretary            Assistant Secretary HL Inc.

   Sarah J. Harding              Assistant Secretary            Assistant Secretary of HLIC

                                 POSITION WITH HL
   NAME                          INVESTMENT ADVISORS, LLC       OTHER BUSINESS
   ----                          ------------------------       ---------------
   Diane E. Tatelman             Assistant Secretary            Assistant Secretary HL Inc.

   (1) The principal business address for HL Inc. is 200 Hopmeadow Street, Simsbury, CT 06089.
   (2) The principal business address for HLIC is 200 Hopmeadow Street, Simsbury, CT 06089.
   (3) The principal business address for Hartford Investment Financial Services, LLC is 200 Hopmeadow Street, Simsbury, CT 06089.
   (4) The principal business address for Hartford Investment Management is 55 Farmington Avenue, Hartford, CT 06105.
   (5) The principal business address for The Hartford is Hartford Plaza, Hartford, CT 06115.

Item 27.  PRINCIPAL UNDERWRITERS

     Hartford Securities Distribution Company, Inc. ("HSD") is an indirect wholly owned subsidiary of The Hartford Financial Services Group, Inc. HSD is the principal underwriter for the following registered investment companies:


          Hartford Series Fund, Inc.

          Hartford HLS Series Fund II, Inc.

          Hartford Life Insurance Company       Separate Account One
                                                Separate Account Two
                                                Separate Account Two
                                                  (DC Variable Account I)
                                                Separate Account Two
                                                  (DC Variable Account II)
                                                Separate Account Two
                                                  (QP Variable Account)
                                                Separate Account Two
                                                  (Variable Account "A")
                                                Separate Account Two
                                                  (NQ Variable Account)
                                                Separate Account Ten
                                                Separate Account Three
                                                Separate Account Five
                                                Separate Account Seven
                                                Separate Account Eleven

          Hartford Life and Annuity Insurance   Separate Account One
            Company                             Separate Account Ten
                                                Separate Account Three
                                                Separate Account Five
                                                Separate Account Six
                                                Separate Account Seven

          Hart Life Insurance Company           Separate Account One
                                                Separate Account Two

          American Maturity Life Insurance      Separate Account AMLVA
            Company

          Servus Life Insurance Company         Separate Account One
                                                Separate Account Two

The Directors and principal officers of HSD and their position with the Registrant are as follows:


NAME AND PRINCIPAL BUSINESS                                                          POSITION AND OFFICES
ADDRESS*                          POSITIONS AND OFFICES WITH UNDERWRITER             WITH REGISTRANT
---------------------------       --------------------------------------             --------------------
Thomas M. Marra                   President, Chief Executive Officer, Chairman of    President
                                  the Board and Director
John C. Walters                   Executive Vice President and Director              Vice President
Christine H. Repasy               Senior Vice President, General Counsel and         None
                                  Corporate Secretary
David A. Carlson                  Vice President and Director                        None
Bruce W. Ferris                   Vice President                                     Vice President
Ryan W. Johnson                   Vice President                                     Vice President
Stephen T. Joyce                  Vice President                                     Vice President
Martin A. Swanson                 Vice President                                     None
George R. Jay                     Controller                                         Controller & Treasurer
John N. Giamalis                  Treasurer                                          None
Todd G. Picken                    Assistant Treasurer                                None
Dawn Marie Cormier                Assistant Secretary                                None
Sarah J. Harding                  Assistant Secretary                                None
Patrice Kelly-Ellis               Assistant Secretary                                None
Glen J. Kvadus                    Assistant Secretary                                None
Paul E. Olson**                   Assistant Secretary                                None
Diane E. Tatelman                 Assistant Secretary                                None
Joseph William Tedesco, Jr.***    Assistant Secretary                                None

         * Unless otherwise indicated, principal business address is 200 Hopmeadow Street, Simsbury, CT 06089.
        **  Principal business address is 500 Bielenberg Drive, Woodbury, MN
            55125.
       ***  Principal business address is Hartford Plaza, Hartford, CT 06115.

Item 28.  LOCATION OF ACCOUNTS AND RECORDS

          Books or other documents required to be maintained by the Registrant by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are maintained by the Registrant's custodian, State Street Bank and Trust Company, 225 Franklin Street, Boston, MA 02110 and the Registrant's transfer agent, Hartford Investor Services Company, LLC, 200 Hopmeadow Street, Simsbury, CT 06089. Registrant's financial ledgers and other corporate records are maintained at its offices at the Hartford Life Insurance Companies, 200 Hopmeadow Street, Simsbury, CT 06089.

Item 29.  MANAGEMENT SERVICES

          Not Applicable

Item 30.  UNDERTAKINGS

          Not Applicable

                                   SIGNATURES

          Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Hartford, State of Connecticut, on the 11th day of August, 2003.

                                          HARTFORD SERIES FUND, INC.


                                          By:            *
                                             ----------------------------
                                               David M. Znamierowski
                                               Its: President

          Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

SIGNATURE                     TITLE                          DATE
---------                     -----                          -----
            *                 President                      August 11, 2003
---------------------------   (Chief Executive Officer)
David M. Znamierowski         and Director


            *                 Controller & Treasurer         August 11, 2003
---------------------------   (Chief Accounting Officer &
George R. Jay                 Chief Financial Officer)


                              Director
---------------------------
Lynn Birdsong


            *                 Director                       August 11, 2003
---------------------------
Winifred E. Coleman


            *                 Director                       August 11 2003
---------------------------
Robert M. Gavin, Jr.


            *                 Director                       August 11, 2003
---------------------------
Duane E. Hill

            *                 Chairman of the Board          August 11, 2003
---------------------------   and Director
Thomas M. Marra


            *                 Director                       August 11, 2003
---------------------------
Phillip O. Peterson


            *                 Director                       August 11, 2003
---------------------------
Millard H. Pryor, Jr.


            *                 Director                       August 11, 2003
---------------------------
Lowndes A. Smith


/s/ Kevin J. Carr                                            August 11, 2003
---------------------------
* By Kevin J. Carr
     Attorney-in-fact

                                  EXHIBIT INDEX

EXHIBIT NO.

a.(v)          Articles Supplementary, dated June 10, 2003

b.             Bylaws

h.(iii)        Share Purchase Agreement -First Fortis Life Insurance Company

h.(iv)         Share Purchase Agreement - Fortis Benefits Insurance Company